UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(Semi-Annual Reports for the period 01/01/15 through 06/30/15 is filed herewith)

SEMI-ANNUAL REPORT

Oberweis Micro-Cap Fund (OBMCX)

Oberweis Emerging Growth Fund (OBEGX)

Oberweis Small-Cap Opportunities Fund (OBSOX)

Oberweis China Opportunities Fund (OBCHX)

Oberweis International Opportunities Fund (OBIOX)

Oberweis Asia Opportunities Fund (OBAOX)

June 30, 2015

oberweisfunds.com

PRESIDENT’S LETTER

Dear Fellow Shareholder:

On a global basis, smaller-cap equities delivered above-average gains in the first half of 2015. We are pleased to report terrific results for the Small-Cap Opportunities Fund and the Emerging Growth Fund, both in absolute terms and relative to their respective benchmarks. Our largest fund, the International Opportunities Fund, also outperformed its benchmark in the first half.

On the international front, European small-cap equities broadly appreciated as corporate earnings exceeded modest expectations amid reasonable valuations. However, volatility increased in late June and early July amid worries about Europe and China. The strength of the Eurozone’s delicate fabric was tested once again as Greece’s austerity intentions (or lack thereof) came more clearly into focus. In a dramatic crescendo, Greece caved to creditor demands at the last second in mid-July, in exchange for the promise of a third bailout. While Greece seems to have avoided imminent ejection from the Euro, divorce murmurs linger amid a vow renewal that seems far from sacrosanct. In Japan, the weak Yen is helping consumer-oriented companies, many of which are benefitting from inbound tourism, particularly from the Chinese. At the corporate level, Japanese companies finally seem incrementally focused on shareholder-value creation, with more attention paid to improving return-on-equity via enhanced dividends and share buybacks.

As we move to China, it’s worth noting that there exist two major “buckets” of publicly traded Chinese companies. Their characteristics and investment potential substantially vary. The “Chinese market” is really two distinct marketplaces: 1) the local “A-share” market, which is denominated in Yuan and generally restricted to Chinese nationals, and 2) internationally traded shares of Chinese companies, such as those listed on the Hong Kong (“H-shares”) and U.S. stock exchanges. From a volatility perspective, the A-share market is akin to the “Wild West,” dominated by Chinese nationals and sporting extremely high volatility. Prior to mid-June, A-shares had been in a major bull market, gaining 150% over the trailing year. Of course, that type of rally attracted new investors, including plenty of inexperienced folks chasing a quick buck. Overly confident speculators also used margin to magnify their bets. It’s easy to see how this could end badly, and by mid-June, A-shares had become absurdly overvalued. Absent any particular catalyst, the A-share rally suddenly ended and prices plummeted 30% over the ensuing three weeks.

Our China Opportunities Fund has historically invested primarily in Hong Kong H-shares and, to a lesser degree, U.S.-listed ADRs of Chinese firms. The market for these internationally-listed shares is quite different than the local A-share market and doesn’t necessarily correlate as tightly with the A-shares as one might assume. In the past year, H-shares performed well, but not nearly to the same degree as the A-share market. H-share valuations were much cheaper than A-shares and far closer to their historical average. As a result, valuations for H-shares are still much more attractive than those of A-shares (incidentally, some companies have both H- and A-shares, so it is easy to see the degree of valuation difference between the two markets at any given point in time). When the A-share bubble popped, prices of H-shares and U.S.-listed firms declined as well, although not to the same degree. Still, in our view, the decline led to exceptional values among H-shares (and in the China Opportunities Fund) in early July, even while A-shares remained overvalued. The bottom line is that it can be hard to describe “Chinese” equities as cheap or expensive without being specific about which Chinese market is being discussed. Broad-based indiscriminate selling of anything Chinese creates real opportunities for our team, and opportunities for investors in the fund. Even though A-shares still look expensive to us, we believe that H-shares continue to trade for below-average valuations as of the date of this letter.

PRESIDENT’S LETTER  (continued)

Within the United States, our Small-Cap Opportunities Fund is having a terrific year relative to its peers and benchmark. Year-to-date, U.S. small-caps have fared better than large-caps and growth is beating value, conditions which tend to be favorable for our process. In the U.S., investors are closely watching the Federal Reserve for indications as to the timing of interest rate increases. While there is considerable angst in the financial media regarding the impact of a potential rate increase on the U.S. equity market, we believe any disruption will likely be short-term in nature. In fact, research from Bank of America Merrill Lynch and the University of Chicago suggests that small-cap stocks outperform large-caps during the first year after the initial rate hike. Additionally, valuations for small-cap growth stocks in the U.S. appear to be average relative to observed history.

YEAR-TO-DATE PERFORMANCE THROUGH JUNE 30, 2015

The International Opportunities Fund returned 12.45% (compared to 9.94% for the MSCI World ex US SCG Net Index). The China Opportunities Fund returned 13.13% (compared to 19.39% for the MSCI Zhong Hua SCG Net Index) and the Asia Opportunities Fund returned 10.06% (compared to 9.20% for the MSCI AC Asia Pacific ex-Japan SCG Net Index). Our global small-cap fund, the Emerging Growth Fund, returned 17.53% (compared to 6.18% for the MSCI AWCI Small-Cap Index). Among our U.S. funds, the Micro-Cap Fund returned 9.23% (compared to 10.97% for the Russell Micro-Cap Growth Index) and the Small-Cap Opportunities Fund returned 17.74% (compared to 8.74% for the Russell 2000 Growth Index).

VALUATION RECAP

Valuations have generally become more attractive. The average forward P/E ratio as of June 30, 2015 was 24.5 times for the Emerging Growth Fund (versus 29.1 last quarter), 23.5 times for the Small-Cap Opportunities Fund (versus 24.9 last quarter), 23.3 times for the Micro-Cap Fund (versus 24.4 last quarter), 18.1 times for the International Opportunities Fund (versus 18.8 last quarter), 15.8 times for the China Opportunities Fund (versus 20.6 last quarter), and 26.4 times for the Asia Opportunities Fund (versus 25.0 last quarter). Each of the Funds invests in companies with expected earnings growth rates that are higher than that of the broader market, and in companies we expect will grow faster than current market estimates. As of June 30, 2015, the weighted average market capitalization was $2.7 billion for the Emerging Growth Fund, $2.3 billion for the Small-Cap Opportunities Fund, $814 million for the Micro-Cap Fund, $3.6 billion for the International Opportunities Fund, $25.0 billion for the China Opportunities Fund, and $12.7 billion for the Asia Opportunities Fund.

We appreciate your investment in The Oberweis Funds and are grateful for the trust you have shown us with your valuable investments. If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

PRESIDENT’S LETTER  (continued)

AVERAGE ANNUAL TOTAL RETURNS (as of June 30, 2015)
Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund*	Expense Ratio**
OBEGX	8.58	9.74	19.28	15.52	4.91	9.09	1.49
OBMCX	8.34	2.33	20.06	16.82	5.98	9.51	1.71
OBSOX	4.66	12.94	19.09	17.77	8.28	6.94	2.00
OBCHX	7.96	6.53	25.80	11.72	N/A	15.27	1.93
OBAOX	5.78	10.06	11.28	7.53	N/A	0.80	2.49
OBIOX	5.03	2.05	27.22	21.48	N/A	9.90	1.60

* Life of Fund returns are from commencement of operations on 01/07/87 for the Emerging Growth Fund, 01/01/96 for the Micro-Cap Fund, 09/15/96 for the Small-Cap Opportunities Fund, 10/01/05 for the China Opportunities Fund, 02/01/08 for the Asia Opportunities Fund, 02/01/07 for the International Opportunities Fund and 03/10/14 for the International Opportunities Institutional Fund.

** Expense ratio is the total net annualized fund operating expense ratio as of 12/31/14. The expense ratio gross of any fee waivers or expense reimbursement was 1.49%, 1.71%, 2.18%, 1.93%, 4.46%, and 1.89% for the Emerging Growth, Micro-Cap, Small-Cap Opportunities, China Opportunities, Asia Opportunities, and International Opportunities Fund’s, respectively. Oberweis Asset Management, Inc., the Fund’s investment advisor, has contractually agreed to reimburse Fund expenses through April 30, 2016 to the extent necessary that Total Annual Fund Operating Expenses for OBEGX, OBMCX, OBSOX, OBCHX, OBAOX, and OBIOX exceed 2.00%, 2.00%, 2.00%, 2.49%, 2.49%, and 1.60% of average net assets, respectively.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com for most recent month-end performance. The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to change.

The MSCI Zhong Hua Small Cap Growth Index (Net) is a free float-adjusted, market capitalization weighted index that is designed to measure the performance of small cap stocks in the developed markets and emerging markets of China and Hong Kong excluding A share classes, with minimum dividends reinvested net of withholding tax.

The MSCI AC Asia Pacific Ex-Japan Small-Cap Growth Index (Net) is a free float adjusted market capitalization index that is designed to measure the equity market performance of small cap growth developed and emerging markets in the Pacific region excluding Japan, with minimum dividends reinvested net of withholding tax.

The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax.

PRESIDENT’S LETTER  (continued)

The MSCI ACWI Small Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap developed and emerging markets with dividends reinvested net of withholding tax.

The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Microcap Growth Index measures the performance of those Russell Micro Cap companies with higher price-to-book ratios and higher forecasted growth values. The performance data includes reinvested dividends. The Russell Microcap Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. Each index is an unmanaged group of stocks, whose performance does not reflect the deduction of fees, expenses or taxes.

Oberweis Micro-Cap Fund

At June 30, 2015 (Unaudited)

Asset Allocation (%)
Common Stocks	99.9
Other Assets in excess of Liabilities	0.1
100.0

Top Holdings (%)
Gentherm, Inc.	3.0
Inphi Corp.	2.7
Inogen, Inc.	2.6
PGT, Inc.	2.3
MaxLinear, Inc.	2.2
Ligand Pharmaceuticals, Inc.	2.1
BOFI Hldg., Inc.	2.1
Callidus Software, Inc.	2.0
AMN Healthcare Services, Inc.	2.0
HealthEquity, Inc.	1.9
Other Holdings	77.1
100.0

Top Industries (%)
Computer Services Software & Systems	11.4
Semiconductors & Components	7.9
Biotechnology	6.2
Healthcare Services	6.2
Auto Parts	5.6
Banks – Diversified	5.6
Building Materials	5.1
Medical Equipment	4.7
Medical & Dental Instruments & Supplies	4.4
Computer Technology	2.8
Other Industries	40.1
100.0

Oberweis Emerging Growth Fund

At June 30, 2015 (Unaudited)

Asset Allocation (%)
Common Stocks	92.4
Other Assets in excess of Liabilities	7.6
100.0

Top Holdings (%)
Diplomat Pharmacy, Inc.	3.9
Skechers USA, Inc.	2.6
The Rubicon Project, Inc.	2.3
Synchronoss Technologies, Inc.	2.2
Gentherm, Inc.	2.1
China Taiping Insurance Hldgs. Co. Ltd.	2.1
ANI Pharmaceuticals, Inc.	2.1
Dialog Semiconductor PLC	2.1
Infinera Corp.	2.0
MiMedx Group, Inc.	2.0
Other Holdings	76.6
100.0

Top Industries (%)
Software	6.3
Biotechnology	5.9
Electronic Equipment & Instruments	5.6
Textiles – Apparel & Shoes	5.3
Semiconductors & Components	4.9
Internet Software & Services	4.7
Healthcare Providers & Services	4.2
Insurance	3.6
Household Durables	3.4
Chemicals	3.0
Other Industries	53.1
100.0

Oberweis Small-Cap
Opportunities Fund

At June 30, 2015 (Unaudited)

Asset Allocation (%)
Common Stocks	97.1
Other Assets in excess of Liabilities	2.9
100.0

Top Holdings (%)
DexCom, Inc.	3.2
Skechers USA, Inc.	2.7
Synchronoss Technologies, Inc.	2.2
AMN Healthcare Services, Inc.	2.2
Insperity, Inc.	2.1
ABIOMED, Inc.	2.1
Adeptus Health, Inc.	2.0
Cambrex Corp.	1.8
Gentherm, Inc.	1.8
Diplomat Pharmacy, Inc.	1.7
Other Holdings	78.2
100.0

Top Industries (%)
Computer Services Software & Systems	13.2
Biotechnology	8.8
Healthcare Services	4.7
Medical Equipment	4.5
Textiles – Apparel & Shoes	4.1
Building Materials	4.0
Communications	3.9
Specialty Retail	3.8
Oil Crude Producer	3.6
Healthcare Facilities	3.4
Other Industries	46.0
100.0

Oberweis China
Opportunities Fund

At June 30, 2015 (Unaudited)

Asset Allocation (%)
Common Stocks	97.6
Other Assets in excess of Liabilities	2.4
100.0

Top Holdings (%)
Vipshop Hldgs. Ltd.	4.9
Ping An Insurance Group Co. of China Ltd.	4.7
NetEase.com, Inc. ADS	4.6
China Resources Land Ltd.	4.1
Huadian Power International Corp. Ltd	3.9
Tencent Hldgs. Ltd.	3.8
China Everbright International Ltd.	3.4
China Biologic Products, Inc.	3.3
China Overseas Land & Investment Ltd.	2.9
Dalian Wanda Commercial Properties Co. Ltd.	2.8
Other Holdings	61.6
100.0

Top Industries (%)
Internet Software & Services	13.3
Real Estate Management & Development	12.3
Insurance	7.5
Internet & Catolog Retail	6.4
Commercial Service & Supply	6.2
Independent Power Producers & Energy Traders	6.0
Electrical Equipment	6.0
Biotechnology	3.8
Electronic Equipment & Instruments	3.7
Software	3.5
Other Industries	31.3
100.0

Oberweis International
Opportunities Fund

At June 30, 2015 (Unaudited)

Asset Allocation (%)
Common Stocks	94.6
Commercial Paper	5.0
Other Assets in excess of Liabilities	0.4
100.0

Top Holdings (%)
Dialog Semiconductor PLC	2.2
Pandora A/S	2.1
Haseko Corp.	2.1
U-Blox AG	2.0
Gamesa Corp. Technologica SA	1.9
Sumitomo Chemical Co. Ltd.	1.8
Howden Joinery Group PLC	1.8
Teijin Ltd.	1.8
ICON PLC	1.7
Takeuchi Manufacturing Co. Ltd.	1.6
Other Holdings	81.0
100.0

Top Industries (%)
Household Durables	9.8
Chemicals	6.3
Machinery	5.0
Semiconductors & Components	4.7
Electronic Equipment & Instruments	4.5
Textiles – Apparel & Shoes	3.6
Electrical Equipment	3.5
Diversified Media	3.3
Containers & Packaging	3.1
Auto Components	3.0
Other Industries	53.2
100.0

Oberweis Asia
Opportunities Fund

At June 30, 2015 (Unaudited)

Asset Allocation (%)
Common Stocks	92.1
Other Assets in excess of Liabilities	7.9
100.0

Top Holdings (%)
Ping An Insurance Group Co. of China Ltd.	3.9
Hanssem Co. Ltd.	3.7
Cosmax, Inc.	3.3
China Resources Land Ltd.	3.0
Alps Electric Co. Ltd.	2.8
KWG Property Hldg. Ltd.	2.8
Kose Corp.	2.7
Glenmark Pharmaceuticals Ltd.	2.6
FIH Mobile Ltd.	2.2
OCI Materials Co. Ltd.	2.1
Other Holdings	70.9
100.0

Top Industries (%)
Real Estate Management & Development	12.1
Electronic Equipment & Instruments	7.1
Consumer Products	6.5
Pharmaceuticals	5.0
Biotechnology	4.5
Household Durables	4.2
Asset Management & Custodian	4.1
Diversified Media	3.1
Internet & Catalog Retail	2.7
Healthcare Equipment & Supplies	2.6
Other Industries	48.1
100.0

OBERWEIS MICRO-CAP FUND

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
Equities – 99.9%
AIR TRANSPORT – 1.3%
SkyWest, Inc.	24,500	$368,480
AUTO PARTS – 5.6%
Gentherm, Inc.*	15,300	840,123
Motorcar Parts of America, Inc.*	11,000	330,990
Tower International, Inc.*	16,300	424,615
		1,595,728
BACK OFFICE SUPPORT – 2.4%
NV5 Hldgs., Inc.*	15,700	380,882
The Hackett Group, Inc.	22,000	295,460
		676,342
BANKS – DIVERSIFIED – 5.6%
Bridge Bancorp, Inc.	14,300	381,667
CenterState Banks, Inc.	30,800	416,108
Eagle Bancorp, Inc.*	9,380	412,345
First Internet Bancorp	6,300	154,350
HomeStreet, Inc.*	9,500	216,790
		1,581,260
BANKS – SAVINGS/THRIFTS & MORTGAGE LENDING – 2.1%
BOFI Hldg., Inc.*	5,576	589,439
BIOTECHNOLOGY – 6.2%
ANI Pharmaceuticals, Inc.*	7,200	446,760
Ligand Pharmaceuticals, Inc.*	5,900	595,310
MiMedx Group, Inc.*	32,000	370,880
Sucampo Pharmaceuticals, Inc.*	21,200	348,316
		1,761,266
BUILDING MATERIALS – 5.1%
LSI Industries, Inc.	46,000	429,640
Patrick Industries, Inc.*	9,550	363,377
PGT, Inc.*	44,800	650,048
		1,443,065
COMMUNICATIONS – 1.6%
NeoPhotonics Corp.*	50,000	456,500

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
COMPUTER SERVICES SOFTWARE & SYSTEMS – 11.4%
Autobytel, Inc.*	15,100	$241,449
BroadSoft, Inc.*	10,300	356,071
Callidus Software, Inc.*	37,100	578,018
Mercury Systems, Inc.*	26,600	389,424
QAD, Inc.	13,700	362,091
Synchronoss Technologies, Inc.*	7,500	342,975
The Rubicon Project, Inc.*	34,900	522,104
VASCO Data Security International, Inc.*	14,500	437,755
		3,229,887
COMPUTER TECHNOLOGY – 2.8%
Dot Hill Systems Corp.*	68,000	416,160
Xplore Technologies Corp.*	67,400	390,920
		807,080
CONSUMER LENDING – 1.7%
LendingTree, Inc.*	6,300	495,243
CONTROL & FILTER EQUIPMENT – 1.3%
Magnetek, Inc.*	10,600	364,746
ELECTRONIC ENTERTAINMENT – 1.1%
DTS, Inc.*	10,700	326,243
ENERGY EQUIPMENT – 1.4%
PowerSecure International, Inc.*	27,200	401,472
FORMS & BULK PRINTING SERVICES – 1.2%
Multi-Color Corp.	5,500	351,340
HEALTHCARE FACILITIES – 1.8%
AAC Hldgs., Inc.*	11,500	500,940
HEALTHCARE MANAGEMENT – 1.9%
HealthEquity, Inc.*	17,000	544,850
HEALTHCARE MISCELLANEOUS – 1.2%
Providence Service Corp.*	8,000	354,240
HEALTHCARE SERVICES – 6.2%
Almost Family, Inc.*	8,820	352,006
AMN Healthcare Services, Inc.*	17,800	562,302
LHC Group, Inc.*	12,100	462,825
Omnicell, Inc.*	10,100	380,871
		1,758,004
HOTELS & MOTELS – 1.5%
The Marcus Corp.	22,000	421,960

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
HOUSEHOLD FURNISHINGS – 1.4%
Kirklands, Inc.	14,200	$395,754
INSURANCE – PROPERTY-CASUALTY – 1.8%
Heritage Insurance Hldgs., Inc.*	22,300	512,677
INTERNATIONAL TRADE & DIVERSIFIED LOGISTICS – 1.1%
Radiant Logistics, Inc.*	43,000	314,330
LEISURE TIME – 1.3%
Smith & Wesson Hldgs. Corp*	23,100	383,229
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 4.4%
AtriCure, Inc.*	19,600	482,944
Intersect ENT, Inc.*	11,600	332,108
Vascular Solutions, Inc.*	12,186	423,098
		1,238,150
MEDICAL EQUIPMENT – 4.7%
Inogen, Inc.*	16,600	740,360
iRadimed Corp.*	18,000	418,860
Syneron Medical Ltd.*	17,800	189,036
		1,348,256
OIL CRUDE PRODUCER – 2.6%
Callon Petroleum Co.*	36,900	307,008
Ring Energy, Inc.*	37,900	424,101
		731,109
PHARMACEUTICALS – 1.5%
Cambrex Corp.*	10,000	439,400
RENTAL & LEASING – 1.2%
Neff Corp.*	33,000	332,970
SEMICONDUCTORS & COMPONENTS – 7.9%
EMCORE Corp.*	21,500	129,430
Exar Corp.*	33,400	326,652
Inphi Corp.*	33,100	756,666
MaxLinear, Inc.*	50,700	613,470
Pericom Semiconductor Corp.	31,400	412,910
		2,239,128
SPECIALTY MACHINERY – 0.4%
Kelso Technologies, Inc.*	40,000	119,200
SPECIALTY RETAIL – 2.6%
Build-A-Bear Workshop, Inc.*	17,400	278,226
Shoe Carnival, Inc.	15,500	447,330
		725,556

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
TELECOMMUNICATIONS EQUIPMENT – 1.1%
CalAmp Corp.*	17,242	$314,839
TEXTILES – APPAREL & SHOES – 1.5%
G-III Apparel Group Ltd.*	6,100	429,135
TRUCKERS – 1.1%
Covenant Transportation Group, Inc.*	12,300	308,238
UTILITIES – TELECOMMUNICATIONS – 1.9%
8X8, Inc.*	22,900	205,184
inContact, Inc.*	35,400	349,398
		554,582
Total Equities
(Cost: $23,345,439)		$28,414,638
Total Investments – 99.9%
(Cost: $23,345,439)		$28,414,638
Other Assets Less Liabilities – 0.1%		36,488
Net Assets – 100%		$28,451,126

Cost of Investments is $23,518,432 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$5,537,461
Gross unrealized depreciation	(641,255)
Net unrealized appreciation	$4,896,206

* Non-income producing security during the period ended June 30, 2015

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
Equities – 92.4%
AUSTRALIA – 1.4%
Qantas Airways Ltd.*	377,800	$921,108
CANADA – 3.4%
Cott Corp.	91,800	897,804
Exco Technologies Ltd.	64,100	785,725
IMAX Corp.*	14,400	579,888
		2,263,417
CHINA – 11.9%
CAR Inc.*	280,000	596,006
China Biologic Products, Inc.*	6,800	783,088
China Mobile Games and Entertainment Group Ltd. ADS	25,800	545,412
China Taiping Insurance Hldgs. Co. Ltd.*	387,600	1,392,572
CT Environmental Group Ltd.	556,000	740,224
Ikang Healthcare Group, Inc. ADS*	45,500	879,970
Sinotrans Ltd.	1,019,000	679,631
Tarena International, Inc. ADS*	61,063	773,058
Vipshop Hldgs. Ltd. ADS*	34,100	758,725
Xinjiang Goldwind Science & Technology Co. Ltd.*	349,400	706,769
		7,855,455
DENMARK – 1.3%
Pandora A/S	7,800	838,058
FINLAND – 1.5%
Cramo OYJ*	50,400	972,040
GERMANY – 5.1%
Basler AG	9,400	555,407
Dialog Semiconductor PLC*	25,200	1,362,261
Isra Vision AG	8,400	551,572
Stabilus SA*	20,500	874,050
		3,343,290
HONG KONG – 1.3%
FIH Mobile Ltd.	1,458,000	882,143
JAPAN – 7.5%
Alps Electric Co. Ltd.	33,600	1,036,402
Haseko Corp.*	85,500	1,008,800
MISUMI Group, Inc.	53,400	758,338
Open House Co. Ltd.*	59,200	1,001,783
Sumitomo Chemical Co. Ltd.*	187,000	1,124,582
		4,929,905

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND (continued)

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
SOUTH KOREA – 1.9%
Hanssem Co. Ltd.*	4,900	$1,234,390
SWEDEN – 2.9%
BioGaia AB	27,200	807,151
RaySearch Laboratories AB*	55,900	728,260
Systemair AB*	25,100	370,146
		1,905,557
SWITZERLAND – 1.0%
Inficon Hldg. AG	2,000	683,422
UNITED KINGDOM – 4.8%
Essentra PLC*	55,700	869,109
Howden Joinery Group PLC	112,800	917,253
Powerflute OYJ	551,000	601,736
Thomas Cook Group PLC*	367,700	790,405
		3,178,503
UNITED STATES OF AMERICA – 48.4%
ABIOMED, Inc.*	19,400	1,275,162
AMN Healthcare Services, Inc.*	32,300	1,020,357
ANI Pharmaceuticals, Inc.*	22,000	1,365,100
BOFI Hldg., Inc.*	9,400	993,674
Bonanza Creek Energy, Inc.*	38,953	710,892
Callidus Software, Inc.*	37,100	578,018
comScore, Inc.*	12,200	649,772
Diamondback Energy, Inc.*	10,100	761,338
Diplomat Pharmacy, Inc.*	57,638	2,579,301
Envestnet, Inc.*	18,000	727,740
Express, Inc.*	32,700	592,197
Financial Engines, Inc.	20,900	887,832
G-III Apparel Group Ltd.*	14,200	998,970
Gentherm, Inc.*	25,700	1,411,187
HealthEquity, Inc.*	27,100	868,555
Heritage Insurance Hldgs., Inc.*	42,300	972,477
Infinera Corp.*	64,000	1,342,720
Inphi Corp.*	46,100	1,053,846
Insperity, Inc.	18,100	921,290
Ligand Pharmaceuticals, Inc.*	9,900	998,910
LogMeIn, Inc.*	12,100	780,329
MiMedx Group, Inc.*	113,300	1,313,147
NV5 Hldgs., Inc.*	53,200	1,290,632
Omnicell, Inc.*	14,800	558,108
PGT, Inc.*	60,300	874,953
Skechers USA, Inc.*	15,400	1,690,766
Synaptics, Inc.*	9,700	841,329
Synchronoss Technologies, Inc.*	32,400	1,481,652

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND (continued)

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
The Rubicon Project, Inc.*	101,800	$1,522,928
Web.com Group, Inc.*	38,300	927,626
		31,990,808
Total Equities
(Cost: $49,060,124)		$60,998,096
Total Investments – 92.4%
(Cost: $49,060,124)		$60,998,096
Other Assets Less Liabilities – 7.6%		5,040,803
Net Assets – 100%		$66,038,899

Cost of Investments is $49,083,051 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$13,180,504
Gross unrealized depreciation	(1,265,459)
Net unrealized appreciation	$11,915,045

* Non-income producing security during the period ended June 30, 2015

ADS — American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	17.6%
Consumer Staples	5.3%
Energy	2.2%
Financials	7.9%
Health Care	16.1%
Industrials	14.8%
Information Technology	23.5%
Materials	3.9%
Utilities	1.1%

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
Equities – 97.1%
AEROSPACE – 0.9%
Astronics Corp.*	1,692	$119,946
AIR TRANSPORT – 1.3%
Atlas Air Worldwide Hldgs., Inc.*	3,200	175,872
AUTO PARTS – 2.9%
Gentherm, Inc.*	4,200	230,622
Metaldyne Performance Group, Inc.*	8,000	145,200
		375,822
BACK OFFICE SUPPORT – 2.1%
Insperity, Inc.	5,500	279,950
BANKS – DIVERSIFIED – 3.3%
First NBC Bank Hldg. Co.*	4,900	176,400
PrivateBancorp, Inc.	3,100	123,442
State Bank Financial Corp.	5,900	128,030
		427,872
BANKS – SAVINGS/THRIFTS & MORTGAGE LENDING – 1.4%
BOFI Hldg., Inc.*	1,800	190,278
BIOTECHNOLOGY – 8.8%
AMAG Pharmaceuticals, Inc.*	2,800	193,368
ANI Pharmaceuticals, Inc.*	3,400	210,970
ICON PLC*	2,500	168,250
INC Research Hldgs., Inc.*	5,000	200,600
Ligand Pharmaceuticals, Inc.*	2,000	201,800
MiMedx Group, Inc.*	15,500	179,645
		1,154,633
BUILDING MATERIALS – 4.0%
Builders FirstSource, Inc.*	13,700	175,908
Headwaters, Inc.*	10,000	182,200
Trex Co., Inc.*	3,500	173,005
		531,113
COMMERCIAL VEHICLES & PARTS – 0.8%
Wabash National Corp.*	8,000	100,320
COMMUNICATIONS – 3.9%
Gigamon, Inc.*	4,900	161,651
Infinera Corp.*	9,600	201,408
QLogic Corp.*	10,500	148,995
		512,054

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
COMPUTER SERVICES SOFTWARE & SYSTEMS – 13.2%
Arista Networks, Inc.*	2,200	$179,828
Barracuda Networks, Inc.*	4,300	170,366
comScore, Inc.*	3,700	197,062
Infoblox, Inc.*	7,200	188,712
LogMeIn, Inc.*	2,900	187,021
SPS Commerce, Inc.*	2,600	171,080
Synchronoss Technologies, Inc.*	6,400	292,672
The Rubicon Project, Inc.*	11,700	175,032
Web.com Group, Inc.*	7,100	171,962
		1,733,735
COMPUTER TECHNOLOGY – 1.1%
Synaptics, Inc.*	1,600	138,776
DIVERSIFIED MATERIALS & PROCESSING – 1.1%
Belden, Inc.	1,800	146,214
DIVERSIFIED RETAIL – 1.4%
Aaron’s, Inc.	4,900	177,429
DRUG & GROCERY STORE CHAINS – 1.7%
Diplomat Pharmacy, Inc.*	4,900	219,275
ENTERTAINMENT – 1.4%
IMAX, Corp.*	4,700	189,269
FINANCIAL DATA & SYSTEMS – 2.6%
Cardtronics, Inc.*	4,300	159,315
CoreLogic, Inc.*	4,500	178,605
		337,920
FORMS AND BULK PRINTING SERVICES – 0.6%
Multi-Color Corp.	1,300	83,044
HEALTHCARE FACILITIES – 3.4%
Adeptus Health, Inc.*	2,800	265,972
AmSurg Corp.*	2,500	174,875
		440,847
HEALTHCARE MANAGEMENT – 1.0%
HealthEquity, Inc.*	4,300	137,815
HEALTHCARE SERVICES – 4.7%
AMN Healthcare Services, Inc.*	9,200	290,628
Omnicell, Inc.*	4,100	154,611
Team Health Hldgs., Inc.*	2,700	176,391
		621,630

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
HOUSEHOLD EQUIPMENT AND PRODUCTS – 1.4%
Helen of Troy Ltd.*	1,900	$185,231
LEISURE TIME – 0.8%
Interval Leisure Group, Inc.	4,800	109,680
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 2.8%
ABIOMED, Inc.*	4,200	276,066
NuVasive, Inc.*	1,900	90,022
		366,088
MEDICAL EQUIPMENT – 4.5%
DexCom, Inc.*	5,200	415,896
Natus Medical, Inc.*	4,100	174,496
		590,392
MULTI-LINE INSURANCE – 1.0%
National General Hldgs. Corp.	6,400	133,312
OIL CRUDE PRODUCER – 3.6%
Bonanza Creek Energy, Inc.*	2,400	43,800
Callon Petroleum Co.*	16,300	135,616
Diamondback Energy, Inc.*	2,100	158,298
Ring Energy, Inc.*	12,000	134,280
		471,994
OIL REFINING & MARKETING – 1.2%
World Fuel Services Corp.	3,400	163,030
PHARMACEUTICALS – 3.2%
Cambrex Corp.*	5,500	241,670
Phibro Animal Health Corp.	4,600	179,124
		420,794
RAILROAD EQUIPMENT – 1.3%
Wabtec Corp.	1,800	169,632
RESTAURANTS – 1.5%
BJ’s Restaurants, Inc.*	4,100	198,645
SCIENTIFIC INSTRUMENTS – ELECTRICAL – 1.0%
A.O. Smith Corp.	1,800	129,564
SECURITIES BROKERAGE & SERVICES – 1.3%
Investment Technology Group, Inc.	6,700	166,160
SEMICONDUCTORS & COMPONENTS – 2.6%
Integrated Device Technology, Inc.*	8,200	178,022
Mellanox Technologies Ltd.*	3,500	170,065
		348,087

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
SPECIALTY CHEMICALS – 1.4%
Stepan Co.	3,300	$178,563
SPECIALTY RETAIL – 3.8%
Caleres, Inc.	4,100	130,298
Express, Inc.*	10,100	182,911
Lithia Motors, Inc.*	1,600	181,056
		494,265
TEXTILES – APPAREL & SHOES – 4.1%
Oxford Industries, Inc.	2,200	192,390
Skechers USA, Inc.*	3,200	351,328
		543,718
Total Equities
(Cost: $10,498,486)		$12,762,969
Total Investments – 97.1%
(Cost: $10,498,486)		$12,762,969
Other Assets Less Liabilities – 2.9%		377,685
Net Assets – 100%		$13,140,654

Cost of Investments is $10,503,059 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,402,579
Gross unrealized depreciation	(142,669)
Net unrealized appreciation	$2,259,910

* Non-income producing security during the period ended June 30, 2015

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
Equities – 97.6%
AIR FREIGHT & LOGISTICS – 2.5%
Sinotrans Ltd.	6,000,000	$4,001,755
AIRLINES – 1.7%
China Southern Airlines Co. Ltd.*	2,300,000	2,717,891
AUTO COMPONENTS – 1.4%
Fuyao Glass Industry Group Co. Ltd.*	900,000	2,203,674
AUTOMOBILES – 0.4%
Great Wall Motor Co. Ltd.	150,000	698,566
BIOTECHNOLOGY – 3.8%
3SBio, Inc.*	700,000	880,463
China Biologic Products, Inc.*	45,000	5,182,200
		6,062,663
CAPITAL MARKETS – 1.9%
Huatai Securities Co. Ltd.*	800,000	2,260,179
Noah Hldgs. Ltd. ADS*	25,000	755,750
		3,015,929
COMMERCIAL SERVICE & SUPPLY – 6.2%
China Everbright International Ltd.	3,000,000	5,379,535
Dynagreen Environmental Protection Group Co. Ltd.*	2,500,000	1,715,775
Kangda International Environmental Co. Ltd.*	4,500,000	2,049,254
Sound Global Ltd.*	5,000,000	645,028
		9,789,592
COMMUNICATIONS EQUIPMENT – 1.4%
Yangtze Optical Fibre and Cable Joint Stock Ltd.	1,700,000	2,245,730
CONSTRUCTION & ENGINEERING – 1.4%
China Communications Construction Co. Ltd.	1,500,000	2,244,698
DIVERSIFIED CONSUMER SERVICES – 3.1%
TAL Education Group ADS*	30,000	1,059,000
Tarena International, Inc. ADS*	300,000	3,798,000
		4,857,000
DIVERSIFIED FINANCIAL SERVICES – 0.8%
Hong Kong Exchanges & Clearing Ltd.	35,000	1,235,358
ELECTRICAL EQUIPMENT – 6.0%
Boer Power Hldgs. Ltd.	1,200,000	2,548,119
Jiangnan Group Ltd.*	5,000,000	1,438,413
Wasion Group Hldgs. Ltd.	1,300,000	2,005,779
Xinjiang Goldwind Science & Technology Co. Ltd.	1,000,000	2,022,808
Zhuzhuo CSR Times Electric Co. Ltd.	200,000	1,499,045
		9,514,164

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS – 3.7%
FIH Mobile Ltd.	3,800,000	$2,299,138
PAX Global Technology Ltd.*	2,500,000	3,586,356
		5,885,494
FOOD PRODUCTS – 0.9%
WH Group Ltd.*	2,000,000	1,362,299
HEALTHCARE PROVIDERS & SERVICES – 3.3%
China Pioneer Pharma Hldgs. Ltd.	2,500,000	1,448,088
iKang Healthcare Group, Inc. ADS*	190,000	3,674,600
		5,122,688
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 6.0%
Canvest Environmental Protection Group Co. Ltd.*	2,200,000	1,163,631
CGN Meiya Power Hldgs. Co. Ltd.*	2,500,000	957,867
CGN Power Co. Ltd.	2,500,000	1,309,407
Huadian Power International Corp. Ltd.	5,500,000	6,094,871
		9,525,776
INSURANCE – 7.5%
China Taiping Insurance Hldgs. Co. Ltd.*	1,200,000	4,311,368
Ping An Insurance Group Co. of China Ltd.*	550,000	7,428,789
		11,740,157
INTERNET & CATALOG RETAIL – 6.4%
JD.com, Inc. ADS*	65,000	2,216,500
Vipshop Hldgs. Ltd. ADS*	350,000	7,787,500
		10,004,000
INTERNET SOFTWARE & SERVICES – 13.3%
Alibaba Group Hldg. Ltd. ADS*	22,000	1,809,940
Baidu, Inc. ADS*	6,000	1,194,480
Bitauto Hldgs. Ltd. ADS*	40,000	2,042,000
NetEase.com, Inc. ADS	50,000	7,243,250
Qihoo 360 Technology Co. Ltd. ADS*	40,000	2,707,600
Tencent Hldgs. Ltd.	300,000	5,987,151
		20,984,421
MACHINERY – 0.4%
TK Group Hldgs. Ltd.*	2,000,000	668,249
METALS & MINING – 2.3%
Fosun International Ltd.	1,500,000	3,529,594
PAPER & FOREST PRODUCTS – 0.0%
China Forestry Hldgs. Ltd.*	5,760,000	—[a]

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
REAL ESTATE – 0.3%
SouFun Hldgs. Ltd. ADS*	65,000	$546,650
REAL ESTATE MANAGEMENT & DEVELOPMENT – 12.3%
China Overseas Land & Investment Ltd.	1,300,000	4,586,795
China Resources Land Ltd.	2,000,444	6,490,424
CIFI Hldgs. Group Co. Ltd.*	6,500,000	1,702,229
Dalian Wanda Commercial Properties Co. Ltd.	550,000	4,423,925
KWG Property Hldg. Ltd.	2,500,000	2,109,242
		19,312,615
ROAD & RAIL – 1.9%
CAR, Inc.*	1,400,000	2,980,030
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT – 1.9%
Canadian Solar, Inc.*	45,000	1,287,000
Xinyi Solar Hldgs. Ltd.	4,000,000	1,661,593
		2,948,593
SOFTWARE – 3.5%
ChinaCache International Hldgs. Ltd. ADS*	100,000	1,252,000
China Mobile Games & Entertainment Group Ltd. ADS	200,000	4,228,000
		5,480,000
TEXTILES, APPAREL & LUXURY GOODS – 0.3%
Shenzhou International Group Hldgs. Ltd.*	100,000	486,351
UTILITIES – GAS – 0.4%
China Gas Hldgs. Ltd.	350,000	560,787
UTILITIES – WATER – 2.6%
CT Environmental Group Ltd.	3,000,000	3,994,014
Total Equities
(Cost: $115,650,611)		$153,718,738
Total Investments – 97.6%
(Cost: $115,650,611)		$153,718,738
Other Assets Less Liabilities – 2.4%		3,769,814
Net Assets – 100.0%		$157,488,552

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2015 (Unaudited)

Cost of Investments is $118,495,610 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$46,565,552
Gross unrealized depreciation	(11,342,424)
Net unrealized appreciation	$35,223,128

a Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended June 30, 2015

ADS — American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)

China (Includes the People’s Republic of China and Hong Kong)	97.6%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
Equities – 94.6%
AUSTRALIA – 4.0%
Domino’s Pizza Enterprises Ltd.	227,500	$6,264,544
James Hardie Industries PLC	462,500	6,180,464
Orora Ltd.	3,703,800	5,972,488
Qantas Airways Ltd.*	2,089,700	5,094,863
		23,512,359
CANADA – 10.4%
Canadian Energy Services & Technology Corp.	938,000	5,407,206
CCL Industries, Inc.	47,140	5,782,104
Colliers International Group, Inc.	64,800	2,479,936
Cott Corp.	572,874	5,602,708
DIRTT Environmental Solutions Ltd.*	568,000	2,937,774
Dollarama, Inc.	140,200	8,497,310
Dominion Diamond Corp.	303,200	4,248,199
FirstService Corp.	73,878	2,053,678
Keyera Corp.	149,800	5,001,329
Linamar Corp.	92,900	6,033,665
Nevsun Resources Ltd.	708,500	2,666,093
Parex Resources, Inc.*	810,647	6,795,416
Secure Energy Services, Inc.	316,500	3,238,487
		60,743,905
CHINA – 1.4%
China Taiping Insurance Hldgs. Co. Ltd.*	2,312,040	8,306,713
DENMARK – 6.3%
Chr Hansen Hldg. A/S*	85,900	4,191,089
Genmab A/S*	106,211	9,237,257
Pandora A/S	115,900	12,452,682
Royal Unibrew A/S	107,760	3,684,378
Sydbank A/S	107,350	4,103,488
William Demant Hldg. A/S*	41,254	3,147,113
		36,816,007
FINLAND – 3.8%
Amer Sports OYJ*	184,500	4,915,886
Cargotec OYJ*	76,000	2,884,950
Cramo OYJ*	182,591	3,521,543
Huhtamaki OYJ	199,938	6,178,686
Outotec OYJ*	719,800	4,634,164
		22,135,229

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
FRANCE – 4.6%
APERAM SA*	140,200	$5,637,697
Ingenico Group SA	58,300	6,843,913
SEB SA	101,300	9,441,115
Teleperformance SA	68,200	4,818,098
		26,740,823
GERMANY – 5.5%
Aurelius AG	53,123	2,270,905
Dialog Semiconductor PLC*	241,626	13,061,811
KION Group AG	132,106	6,328,422
Sixt SE	77,591	3,368,764
Stroeer Media SE*	146,783	6,856,419
		31,886,321
HONG KONG – 0.5%
SmarTone Telecommuncations Hldgs. Ltd.	1,648,000	2,874,369
IRELAND – 1.7%
ICON PLC*	151,700	10,209,410
ITALY – 3.6%
Astaldi SpA	644,600	5,978,899
Brembo SpA	143,311	6,112,685
Moncler SpA	470,000	8,708,361
		20,799,945
JAPAN – 27.4%
Adastria Co. Ltd.*	192,900	6,903,640
Aida Engineering Ltd.	290,000	3,179,965
Alps Electric Co. Ltd.	263,800	8,136,986
Asahi Intecc Co. Ltd.	38,300	2,625,624
Daifuku Co. Ltd.*	457,100	7,040,352
Foster Electric Co. Ltd.	293,000	6,590,914
Haseko Corp.*	1,015,100	11,976,994
Kusuri No Aoki Co. Ltd.*	64,000	2,834,334
Mabuchi Motor Co. Ltd.	142,500	9,012,134
MISUMI Group, Inc.	516,000	7,327,761
Mitsuba Corp.*	199,500	5,248,928
Open House Co. Ltd.*	546,400	9,246,185
Sanwa Hldgs. Corp.*	713,700	6,012,376
Shimadzu Corp.	459,800	6,247,885
Shimizu Corp.*	425,000	3,580,300
Sosei Group Corp.*	62,400	3,620,051
Sumitomo Chemical Co. Ltd.*	1,734,000	10,427,945
Takeuchi Manufacturing Co. Ltd.	165,600	9,498,811
Teijin Ltd.	2,635,000	10,226,948
Temp Hldgs. Co. Ltd.	190,500	6,880,010

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
Trend Micro, Inc.*	260,800	$8,928,807
Tsuruha Hldgs., Inc.	92,900	7,234,032
Zojirushi Corp.	457,000	7,057,483
		159,838,465
NETHERLANDS – 1.2%
ASM International NV	66,000	3,050,201
Corbion NV	186,400	3,685,400
		6,735,601
SPAIN – 1.9%
Gamesa Corp. Technologica SA*	715,183	11,265,926
SWEDEN – 3.5%
Axfood AB*	223,900	3,575,961
Hexpol AB	439,100	4,526,122
Inwido AB	275,156	2,995,552
Meda AB	342,800	4,771,966
Mycronic AB	677,102	4,921,096
		20,790,697
SWITZERLAND – 2.4%
Forbo Hldg. AG	2,330	2,771,080
U-Blox AG	56,922	11,518,334
		14,289,414
UNITED KINGDOM – 16.4%
Abcam PLC	257,600	2,096,744
Ashtead Group PLC	121,000	2,089,551
ASOS PLC*	87,722	5,346,852
Auto Trader Group PLC*	840,200	4,025,408
Berkeley Group Hldgs. PLC*	91,600	4,816,053
Betfair Group PLC*	75,700	2,861,945
Crest Nicholson Hldgs. PLC	829,800	7,321,381
DCC PLC	109,459	8,599,859
Dominos Pizza Group PLC	436,700	5,331,802
Essentra PLC	465,674	7,266,095
Greggs PLC	175,700	3,266,076
Howden Joinery Group PLC	1,280,800	10,415,053
IG Group Hldgs. PLC	516,005	6,052,761
John Wood Group PLC	189,400	1,918,107
Redrow PLC	1,062,600	7,395,122
Rightmove PLC	161,400	8,310,933
Virgin Money Hldgs. UK PLC*	1,221,500	8,454,914
		95,568,656
Total Equities
(Cost: $503,780,445)		$552,513,840

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2015 (Unaudited)

	FACE AMOUNT	VALUE
Commercial Paper – 5.0%
Prudential Financial 0.35% due 07/02/2015	29,000,000	$29,000,000
Total Commercial Paper
(Cost: $29,000,000)		$29,000,000
Total Investments – 99.6%
(Cost: $532,780,445)		$581,513,840
Other Assets Less Liabilities – 0.4%		2,148,149
Net Assets – 100%		$583,661,989

Cost of investments is $535,298,424 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$59,413,357
Gross unrealized depreciation	(13,197,941)
Net unrealized appreciation	$46,215,416

* Non-income producing security during the period ended June 30, 2015

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	28.4%
Consumer Staples	5.1%
Energy	3.8%
Financials	7.4%
Health Care	6.1%
Industrials	20.1%
Information Technology	10.7%
Materials	12.5%
Telecommuncation Services	0.5%

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
Equities – 92.1%
AUSTRALIA – 5.1%
Estia Health Ltd.*	18,000	$83,327
iSentia Group. Ltd.	10,000	28,933
Karoon Gas Australia Ltd.*	20,000	34,719
Select Harvests Ltd.*	3,000	25,461
Sirius Resources NL*	12,979	33,046
SurfStitch Group Ltd.*	40,000	56,323
Syrah Resources Ltd.*	6,952	20,061
		281,870
CHINA – 36.3%
Baidu.com, Inc. ADS*	150	29,862
China Communications Construction Co. Ltd.	20,000	29,929
China Overseas Land & Investment Ltd.	30,000	105,849
China Resources Land Ltd.	50,000	162,225
China Southern Airlines Co. Ltd.*	60,000	70,901
CIFI Hldgs. Group Co. Ltd.*	430,000	112,609
CT Environmental Group Ltd.	50,000	66,567
Dalian Wanda Commercial Properties Co. Ltd.	12,000	96,522
FIH Mobile Ltd.	200,000	121,007
Hong Kong Exchanges and Clearing Ltd.	2,000	70,592
Huatai Securities Co. Ltd.*	35,000	98,883
KWG Property Hldg. Ltd.	180,000	151,865
Noah Hldgs. Ltd. ADS*	2,500	75,575
PAX Global Technology Ltd.*	80,000	114,763
Ping An Insurance Group Co. of China Ltd.*	16,000	216,110
Shenzhou International Group Hldgs. Ltd.*	4,000	19,454
Sinotrans Ltd.	100,000	66,696
SouFun Hldgs. Ltd. ADS*	6,000	50,460
Sound Global Ltd.*	100,000	12,901
Tarena International, Inc. ADS*	4,000	50,640
Tencent Hldgs. Ltd.	1,500	29,936
Vipshop Hldgs. Ltd. ADS*	4,000	89,000
Xinjiang Goldwind Science & Technology Co. Ltd.	40,000	80,912
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	50,000	66,051
		1,989,309
INDIA – 9.0%
Aurobindo Pharma Ltd.	4,000	91,206
Axis Bank Ltd.*	8,000	70,220
Cox & Kings Ltd.*	5,000	18,440
Glenmark Pharmaceuticals Ltd.*	9,000	140,505
Info Edge India Ltd.*	2,000	26,823
Marico Kaya Enterprises Ltd.*	3,000	72,882
SKS Microfinance Ltd.*	10,000	73,288
		493,364

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
JAPAN – 16.7%
ABC-Mart, Inc.*	500	$30,600
Ain Pharmaciez, Inc.*	1,000	46,411
Alps Electric Co. Ltd.	5,000	154,226
Asahi Intecc Co. Ltd.	1,000	68,554
CYBERDYNE, Inc.*	500	13,033
Ichigo Group Hldgs. Co. Ltd.*	20,000	49,352
J.Front Retailing Co. Ltd.*	1,000	18,826
Kose Corp.*	1,800	147,959
Laox Co. Ltd.*	20,000	76,317
Minebea Co. Ltd.*	1,000	16,513
Open House Co. Ltd.*	2,000	33,844
Pigeon Corp.*	2,000	62,998
Takeuchi Manufacturing Co. Ltd.*	1,000	57,360
Temp Hldgs. Co. Ltd.	1,000	36,116
TOTO Ltd.*	4,000	72,100
Zojirushi Corp.*	2,000	30,886
		915,095
SOUTH KOREA – 22.1%
Byucksan Corp.*	7,500	61,791
Cell Biotech Co. Ltd.*	500	29,360
CJ E&M Corp.*	800	56,157
Cosmax, Inc.	1,000	180,645
Green Cross Corp.	500	114,976
Hanmi Pharm Co. Ltd.*	100	41,866
Hanssem Co. Ltd.	800	201,533
Hyundai Greenfood Co. Ltd.*	1,000	18,916
Korea Kolmar Co. Ltd.*	300	27,298
Loen Entertainment, Inc.*	1,000	72,168
Medy-Tox, Inc.	200	99,870
OCI Materials Co. Ltd.*	1,000	115,648
Osstem Implant Co. Ltd.*	1,000	60,962
Sansung Life & Science Co. Ltd.*	1,000	92,788
Wonik IPS Co. Ltd.*	3,000	38,191
		1,212,169

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
THAILAND – 2.9%
Airports of Thailand PCL	8,000	$71,768
Major Cineplex Group PCL*	40,000	39,970
Srisawad Power 1979 PCL	40,800	48,319
		160,057
Total Equities
(Cost: $4,166,921)		5,051,864

	UNITS	VALUE
Warrants – 0.0%
THAILAND
Srisawad Power 1979 PCL (THB 60.00, Expires 4/29/20)	1,600	$461
Total Warrants
(Cost: $0)		461
Total Investments – 92.1%
(Cost: $4,166,921)		$5,052,325
Other Assets Less Liabilities – 7.9%		431,198
Net Assets – 100%		$5,483,523

Cost of Investments is $4,182,626 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,077,856
Gross unrealized depreciation	(208,157)
Net unrealized appreciation	$869,699

* Non-income producing security during the period ended June 30, 2015

ADS — American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Consumer Discretionary	15.2%
Consumer Staples	9.3%
Energy	0.6%
Financials	25.8%
Health Care	13.6%
Industrials	10.5%
Information Technology	11.1%
Materials	4.8%
Utilities	1.2%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2015 (Unaudited)

	MICRO-CAP FUND	EMERGING GROWTH FUND	SMALL-CAP OPPORTUNITIES FUND
ASSETS
Investment securities at value[a]	$28,414,638	$60,998,096	$12,762,969
Cash	75,798	3,620,669	621,707
Receivable from securities sold	—	2,232,209	71,420
Dividends and interest receivable	3,558	17,045	767
Prepaid expenses	11,732	12,489	7,383
Total Assets	28,505,726	66,880,508	13,464,246
LIABILITIES
Payable for securities purchased	—	754,684	296,437
Payable to advisor (see note 2)	23,215	43,899	12,622
Payable to distributor	5,804	13,076	2,645
Accrued expenses	25,581	29,950	11,888
Total Liabilities	54,600	841,609	323,592
NET ASSETS	$28,451,126	$66,038,899	$13,140,654
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	1,521,346	2,184,193	779,503
Net asset value, offering price and redemption price	$18.70	$30.23	$16.86
ANALYSIS OF NET ASSETS
Capital	$22,844,912	$49,545,301	$9,636,239
Accumulated net investment loss	(188,635)	(250,383)	(92,145)
Accumulated net realized gains on investments and foreign currency transactions	725,649	4,806,090	1,332,077
Net unrealized appreciation/ depreciation of investments and translation of assets and liabilities denominated in foreign currencies	5,069,200	11,937,891	2,264,483
Net Assets	$28,451,126	$66,038,899	$13,140,654
(a) Investment securities at cost	$23,345,439	$49,060,124	$10,498,486

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2015 (Unaudited)  (continued)

	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND	ASIA OPPORTUNITIES FUND
ASSETS
Investment securities at value(a)	$153,718,738	$581,513,840	$5,052,325
Cash	2,793,009	10,956,125	345,955
Receivable from securities sold	481,559	—	100,785
Receivable-related party (see note 2)	—	—	4,917
Dividends and interest receivable	904,541	788,353	17,600
Prepaid expenses	15,519	44,082	12,159
Total Assets	157,913,366	593,302,400	5,533,741
LIABILITIES
Payable for securities purchased	72,695	8,864,024	19,362
Payable to advisor (see note 2)	171,102	500,069	—
Payable to distributor	34,220	119,162	1,127
Accrued expenses	146,797	157,156	29,729
Total Liabilities	424,814	9,640,411	50,218
NET ASSETS	$157,488,552	$583,661,989	$5,483,523
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	10,098,147	27,968,148	516,861
Net asset value, offering price and redemption price	$15.60	$20.87	$10.61
ANALYSIS OF NET ASSETS
Capital	$108,323,034	$540,240,668	$5,875,136
Accumulated net investment income (loss)	(114,495)	50,728	(32,031)
Accumulated net realized gains (losses) on investments and foreign currency transactions	11,211,552	(5,351,785)	(1,241,577)
Net unrealized appreciation/ depreciation on investments and translation of assets and liabilities denominated in foreign currencies	38,068,461	48,722,378	881,995
Net Assets	$157,488,552	$583,661,989	$5,483,523
(a) Investment securities at cost	$115,650,611	$532,780,445	$4,166,921

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Period Ended June 30, 2015 (Unaudited)

	MICRO-CAP FUND	EMERGING GROWTH FUND	SMALL-CAP OPPORTUNITIES FUND
INVESTMENT INCOME
Dividends[a]	$56,439	$171,811	$11,877
Total Income	56,439	171,811	11,877
EXPENSES
Investment advisory fees (see note 2)	80,782	116,883	20,805
Management fees (see note 2)	53,855	104,486	20,805
Distribution fees and shareholder services (see note 2)	33,659	65,303	13,003
Transfer agent fees and expenses	21,736	38,218	12,494
Custodian fees and expenses	29,360	38,769	23,964
Federal and state registration fees	14,686	11,688	9,868
Other	11,036	18,895	3,852
Total expenses before reimbursed expenses	245,114	394,242	104,791
Earnings credit (see note 5)	(40)	(369)	(72)
Expense reimbursement (see note 2)	—	—	(696)
Total Expenses	245,074	393,873	104,023
NET INVESTMENT LOSS	(188,635)	(222,062)	(92,146)
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	509,539	4,623,747	838,451
Net realized losses on foreign currency transactions	—	(26,870)	—
Net realized gains on investment and foreign currency transactions	509,539	4,596,877	838,451
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,985,003	3,792,466	842,414
Net realized/unrealized gains on investments and foreign currencies	2,494,542	8,389,343	1,680,865
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,305,907	$8,167,281	$1,588,719

a Dividends are net of foreign withholding tax of $1,709 and $15,445 for the Micro-Cap Fund and Emerging Growth Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Period Ended June 30, 2015 (Unaudited) (continued)

	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND	ASIA OPPORTUNITIES FUND
INVESTMENT INCOME
Interest	$1,355	$28,373	$—
Dividends[a]	1,484,396	5,182,309	35,732
Total Income	1,485,751	5,210,682	35,732
EXPENSES
Investment advisory fees (see note 2)	1,013,542	2,956,134	33,469
Distribution fees and shareholder services (see note 2)	202,708	591,227	6,694
Transfer agent fees and expenses	128,695	344,896	12,561
Custodian fees and expenses	167,291	270,921	65,936
Federal and state registration fees	16,121	47,054	10,670
Other	72,196	133,547	2,920
Total expenses before reimbursed expenses	1,600,553	4,343,779	132,250
Earnings credit (see note 5)	(584)	(2,593)	(70)
Expense reimbursement (see note 2)	—	(557,334)	(65,510)
Total Expenses	1,599,969	3,783,852	66,670
NET INVESTMENT INCOME (LOSS)	(114,218)	1,426,830	(30,938)
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	14,848,097	23,458,546	338,711
Net realized losses on foreign currency transactions	(292)	(163,339)	(6,054)
Net realized gains on investment and foreign currency transactions	14,847,805	23,295,207	332,657
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,543,278	26,287,400	214,514
Net realized/unrealized gains on investments and foreign currencies	19,391,083	49,582,607	547,171
Net increase in net assets resulting from operations	$19,276,865	$51,009,437	$516,233

a Dividends are net of foreign withholding tax of $62,390, $768,116, and $1,949 for the China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	MICRO-CAP FUND
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
FROM OPERATIONS
Net investment loss	$(188,635)	$(650,913)
Net realized gains on investment transactions	509,539	3,887,833
Change in net unrealized appreciation\depreciation on investments	1,985,003	(9,447,693)
Net increase (decrease) in net assets resulting from operations	2,305,907	(6,210,773)
FROM DISTRIBUTIONS
Distributions from net realized gains on investments	—	(2,209,025)
Net decrease in net assets from distributions	—	(2,209,025)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	601,299	51,610,740
Proceeds from reinvestment of distributions	—	1,969,684
Redemption of shares	(3,707,010)	(51,834,698)
Net increase (decrease) from capital share transactions	(3,105,711)	1,745,726
Total decrease in net assets	(799,804)	(6,674,072)
NET ASSETS
Beginning of period	29,250,930	35,925,002
End of period	$28,451,126	$29,250,930
ACCUMULATED NET INVESTMENT LOSS	$(188,635)	$(650,914)
TRANSACTIONS IN SHARES
Shares sold	33,008	2,513,323
Shares issued in reinvestment of distributions	—	115,728
Less shares redeemed	(220,067)	(2,712,457)
Net decrease from capital share transactions	(187,059)	(83,406)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	EMERGING GROWTH FUND
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
FROM OPERATIONS
Net investment loss	$(222,062)	$(817,928)
Net realized gains on investment and foreign currency transactions	4,596,877	9,222,155
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,792,466	(15,535,065)
Net increase (decrease) in net assets resulting from operations	8,167,281	(7,130,838)
FROM DISTRIBUTIONS
Distributions from net realized gains on investments	—	(4,193,781)
Net decrease in net assets from distributions	—	(4,193,781)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	14,208,637	17,879,656
Proceeds from reinvestment of distributions	—	3,835,265
Redemption of shares	(4,312,522)	(32,907,444)
Net increase (decrease) from capital share transactions	9,896,115	(11,192,523)
Total increase (decrease) in net assets	18,063,396	(22,517,142)
NET ASSETS
Beginning of period	47,975,503	70,492,645
End of period	$66,038,899	$47,975,503
ACCUMULATED NET INVESTMENT LOSS	$(250,383)	$(817,929)
TRANSACTIONS IN SHARES
Shares sold	474,881	585,805
Shares issued in reinvestment of distributions	—	148,366
Less shares redeemed	(155,772)	(1,155,141)
Net increase (decrease) from capital share transactions	319,109	(420,970)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	SMALL-CAP OPPORTUNITIES FUND
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
FROM OPERATIONS
Net investment loss	$(92,146)	$(144,172)
Net realized gains on investment transactions	838,451	793,629
Change in net unrealized appreciation\depreciation on investments	842,414	(1,158,390)
Net increase (decrease) in net assets resulting from operations	1,588,719	(508,933)
FROM DISTRIBUTIONS
Distributions from net realized gains on investments	—	(954,247)
Net decrease in net assets from distributions	—	(954,247)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	3,976,947	641,364
Proceeds from reinvestment of distributions	—	799,938
Redemption of shares	(703,591)	(1,091,337)
Net increase from capital share transactions	3,273,356	349,965
Total increase (decrease) in net assets	4,862,075	(1,113,215)
NET ASSETS
Beginning of period	8,278,579	9,391,794
End of period	$13,140,654	$8,278,579
ACCUMULATED NET INVESTMENT LOSS	$(92,145)	$(144,172)
TRANSACTIONS IN SHARES
Shares sold	246,926	38,754
Shares issued in reinvestment of distributions	—	55,590
Less shares redeemed	(45,734)	(67,234)
Net increase from capital share transactions	201,192	27,110

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	CHINA OPPORTUNITIES FUND
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
FROM OPERATIONS
Net investment loss	$(114,218)	$(1,838,121)
Net realized gains on investments and foreign currency transactions	14,847,805	12,079,737
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,543,278	(24,456,727)
Net increase (decrease) in net assets resulting from operations	19,276,865	(14,215,111)
FROM DISTRIBUTIONS
Distributions from net investment income	—	(1,093,486)
Distributions from net realized gains on investments	—	(20,400,851)
Net decrease in net assets from distributions	—	(21,494,337)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	12,480,248	78,641,691
Proceeds from reinvestment of distributions	—	19,350,745
Redemption of shares	(40,882,501)	(94,878,429)
Net increase (decrease) from capital share transactions	(28,402,253)	3,114,007
Total decrease in net assets	(9,125,388)	(32,595,441)
NET ASSETS
Beginning of period	166,613,940	199,209,381
End of period	$157,488,552	$166,613,940
ACCUMULATED NET INVESTMENT LOSS	$(114,495)	$(2,141,804)
TRANSACTIONS IN SHARES
Shares sold	790,012	4,614,117
Shares issued in reinvestment of distributions	—	1,409,377
Less shares redeemed	(2,778,009)	(5,776,234)
Net increase (decrease) from capital share transactions	(1,987,997)	247,260

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	INTERNATIONAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
FROM OPERATIONS
Net investment income (loss)	$1,426,830	$(1,281,980)
Net realized gains (losses) on investments and foreign currency transactions	23,295,207	(26,765,086)
Change in net unrealized appreciation\depreciation on investments and foreign currencies	26,287,400	1,670,725
Net increase (decrease) in net assets resulting from operations	51,009,437	(26,376,341)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	196,483,102	520,300,208
Redemption of shares	(72,505,139)	(251,736,065)
Net increase from capital share transactions	123,977,963	268,564,143
Total increase in net assets	174,987,400	242,187,802
NET ASSETS
Beginning of period	408,674,589	166,486,787
End of period	$583,661,989	$408,674,589
ACCUMULATED NET INVESTMENT INCOME (LOSS)	$50,728	$(1,569,719)
TRANSACTIONS IN SHARES
Shares sold	9,670,741	26,383,911
Less shares redeemed	(3,719,684)	(12,925,437)
Net increase from capital share transactions	5,951,057	13,458,474

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	ASIA OPPORTUNITIES FUND
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
FROM OPERATIONS
Net investment loss	$(30,938)	$(109,217)
Net realized gain on investments and foreign currency transactions	332,657	339,691
Change in net unrealized (depreciation) of investments and foreign currencies	214,514	(441,112)
Net increase (decrease) in net assets resulting from operations	516,233	(210,638)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	70,261	995,817
Redemption of shares	(451,590)	(1,463,099)
Net decrease from capital share transactions	(381,329)	(467,282)
Total increase (decrease) in net assets	134,904	(677,920)
NET ASSETS
Beginning of period	5,348,619	6,026,539
End of period	$5,483,523	$5,348,619
ACCUMULATED NET INVESTMENT LOSS	$(32,031)	$(122,382)
TRANSACTIONS IN SHARES
Shares sold	6,923	96,590
Less shares redeemed	(44,836)	(148,826)
Net decrease from capital share transactions	(37,913)	(52,236)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2015 (Unaudited)

1. Significant Accounting Policies

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis Micro-Cap Fund, the Oberweis Emerging Growth Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund (collectively, “the Funds”) are each a series of the Trust.

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis Emerging Growth Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2015 (Unaudited) (continued)

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2015:

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND
Level 1 – Equities	$28,414,638	$12,762,969
Total Level 1	28,414,638	12,762,969
Level 2	—	—
Level 3	—	—
Total Investments	$28,414,638	$12,762,969

	EMERGING GROWTH FUND	CHINA OPPORTUNITIES FUND
Level 1 – Equities
Total Asia	$14,901,893	$152,375,144
Total Australia	921,108	—
Total Europe	10,920,870	—
Total North America	34,254,225	—
Total Level 1	60,998,096	152,375,144
Level 2 – Equities
Total Asia	—	1,343,594
Total Australia	—	—
Total Europe	—	—
Total Commercial Paper	—	—
Total Level 2	—	1,343,594
Level 3	—	—
Total Investments	$60,998,096	$153,718,738

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2015 (Unaudited) (continued)

	INTERNATIONAL OPPORTUNITIES FUND	ASIA OPPORTUNITIES FUND
Level 1 – Equities
Total Asia	$171,019,547	$4,635,892
Total Australia	23,512,359	281,870
Total Europe	297,238,029	—
Total North America	60,743,905	—
Total Level 1	552,513,840	4,917,762
Level 2 – Equities
Total Asia	—	134,563
Total Australia	—	—
Total Europe	—	—
Total Commercial Paper	29,000,000	—
Total Level 2	29,000,000	134,563
Level 3	—	—
Total Investments	$581,513,840	$5,052,325

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

Significant transfers between Levels 1 and 2 included securities valued at $106,766,258, $298,801,098, and $3,993,889 at June 30, 2015 respectively for the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund. These movements were primarily the result of certain foreign securities using a systematic fair value model at December 31, 2014 but not at June 30, 2015.

Foreign Currency Transactions.  The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2015 (Unaudited) (continued)

opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal Income taxes and dividends to shareholders.  It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2014. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

For the year ended December 31, 2014, permanent book and tax differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, redemption in kind and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Funds' net assets.

The tax character of distributions paid during the year ended December 31, 2014 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$—	$2,209,025	$2,209,025
Emerging Growth Fund	—	4,193,781	4,193,781
Small-Cap Opportunities Fund	—	954,247	954,247
China Opportunities Fund	1,093,486	20,400,851	21,494,337

No distributions were required for the International Opportunities Fund or the Asia Opportunities Fund.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2015 (Unaudited) (continued)

The tax character of distributions paid during the year ended December 31, 2013 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Small-Cap Opportunities Fund	$—	$491,648	$491,648
China Opportunities Fund	1,645,577	8,453,304	10,098,881
International Opportunities Fund	861,175	1,480,774	2,341,949

No distributions were required for the Micro-Cap Fund, Emerging Growth Fund, or the Asia Opportunities Fund.

As of December 31, 2014, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	2017	Not Subject to Expiration
Micro-Cap Fund	$—	$—
Emerging Growth Fund	—	—
Small-Cap Opportunities Fund	—	—
China Opportunities Fund	—	—
International Opportunities Fund	—	11,054,171
Asia Opportunities Fund	1,512,311	—

The Micro-Cap Fund, Emerging Growth Fund, and Asia Opportunities Fund utilized $1,470,750, $4,647,538, and $423,797, respectively, of its capital loss carryforwards during the year ended December 31, 2014.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post-October capital losses and qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2014, the following Funds deferred to January 1, 2015 post-October capital losses and qualified late-year losses:

	Post-October Capital Losses	Qualified Late-Year Ordinary Losses
Micro-Cap Fund	$135,592	$—
Emerging Growth Fund	521,516	—
Small-Cap Opportunities Fund	11,761	—
China Opportunities Fund	508,686	—
International Opportunities Fund	12,219,980	638,184
Asia Opportunities Fund	19,514	2,304

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2015 (Unaudited) (continued)

As of December 31, 2014 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income (Deficit)	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation on Investments	Unrealized Appreciation Foreign Currency Translations
Micro-Cap Fund	$—	$561,707	$(135,592)	$2,874,191	$—
Emerging Growth Fund	—	795,228	(521,516)	8,052,605	—
Small-Cap Opportunities Fund	—	528,019	(11,761)	1,399,438	—
China Opportunities Fund	—	—	(508,686)	30,397,339	—
International Opportunities Fund	—	—	(23,912,335)	16,336,435	(12,215)
Asia Opportunities Fund	—	—	(1,534,129)	626,562	(279)

Accumulated capital and other losses consists of capital loss carryovers and qualified late-year losses and post-October capital losses. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and as of December 31, 2014, open federal tax years included the tax years ended 2011 though 2014. The Funds have no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Emerging Growth, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Emerging Growth Fund paid

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2015 (Unaudited) (continued)

monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the period ended June 30, 2015, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, incurred investment advisory fees totaling $80,782, $116,883, and $20,805, respectively. For the period ended June 30, 2015, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred investment advisory and management fees totaling $1,013,542, $2,956,134 and $33,469, respectively.

Management agreement.  For management services and facilities furnished, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2015, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund incurred management fees totaling $53,855, $104,486, and $20,805, respectively.

Expense reimbursement.  OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Small-Cap Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25 million; plus 1.8% of the next $25 million; plus 1.6% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund, and the Asia Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Funds’ average daily net assets. OAM is also contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.60% expressed as a percentage of the Funds’ average daily net assets. For the period ended June 30, 2015 OAM reimbursed the Small-Cap Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund in the amount of $696, $557,334, and $65,510, respectively.

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2015, the Trust made no direct payments to its officers and paid $26,000 to its unaffiliated trustees.

Distribution and shareholder service agreement.  The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the period ended June 30, 2015, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred distribution fees totaling $33,659, $65,303, $13,003, $202,708, $591,227, and $6,694, respectively.

Affiliated Commissions.  For the period ended June 30, 2015, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2015 (Unaudited) (continued)

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2015, other than options written and short-term obligations, aggregated $19,196,157 and $22,555,937, respectively, for the Micro-Cap Fund, $58,797,502 and $53,894,772, respectively, for the Emerging Growth Fund, $9,456,437 and $6,637,439, respectively, for the Small-Cap Opportunities Fund, $61,552,227 and $92,331,564, respectively, for the China Opportunities Fund, $652,656,528 and $548,194,248, respectively, for the International Opportunities Fund and $4,624,737 and $5,139,852, respectively, for the Asia Opportunities Fund. The Funds did not hold government securities during the period ended June 30, 2015.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the period ended June 30, 2015.

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund were $381, $12,394, $2,570, $85,781, $54,885, and $0, respectively, for the period ended June 30, 2015, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2015, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund received credits of $40, $369, $72, $584, $2,593, and $70, respectively. During the period ended June 30, 2015, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2015 (Unaudited) (continued)

Fund, and Asia Opportunities Fund incurred interest charges of $1,024, $1,484, $121, $142, $2,216 and $0, respectively, which is included in custodian fees and expenses in the statement of operations.

6. Subsequent events

The Funds have evaluated subsequent events through the date the financial statements were issued and determined that no events have occurred that require disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	MICRO-CAP FUND
	Six Months Ended June 30, 2015 (Unaudited)	Years Ended December 31,
		2014	2013	2012	2011	2010
Net asset value at beginning of period	$17.12	$20.05	$12.16	$11.20	$12.18	$10.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.12)	(.27)	(.20)	(.16)	(.18)	(.17)
Net realized and unrealized gains (losses) on investments	1.70	(1.32)	8.08	1.12	(.80)	1.95
Total from investment operations	1.58	(1.59)	7.88	.96	(.98)	1.78
Redemption Fees[a]	—	.04	.01	—	—	—
Less distributions:
Distribution from net realized gains on investments	—	(1.38)	—	—	—	—
Net asset value at end of period	$18.70	$17.12	$20.05	$12.16	$11.20	$12.18
Total Return (%)	9.23[d]	(7.71)	64.88	8.57	(8.05)	17.12
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$28,451	$29,251	$35,925	$19,545	$21,140	$26,619
Ratio of gross expenses to average net assets (%)	1.82[c]	1.71	1.87	2.00	1.91	1.89
Ratio of net expenses to average net assets (%)[b]	1.82[c]	1.71	1.86	2.00	1.91	1.89
Ratio of net investment loss to average net assets (%)	(1.40)[c]	(1.38)	(1.28)	(1.31)	(1.53)	(1.68)
Portfolio turnover rate (%)	71[d]	141	73	48	62	85

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	EMERGING GROWTH FUND
	Six Months Ended June 30, 2015 (Unaudited)	Years Ended December 31,
		2014	2013	2012	2011	2010
Net asset value at beginning of period	$25.72	$30.84	$19.68	$18.21	$20.59	$16.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.12)	(.39)	(.33)	(.28)	(.29)	(.23)
Net realized and unrealized gains (losses) on investments	4.62	(2.32)	11.48	1.75	(2.11)	4.58
Total from investment operations	4.50	(2.71)	11.15	1.47	(2.40)	4.35
Redemption Fees[a]	.01	.02	.01	—	.02	—
Less distributions:
Distribution from net realized gains on investments	—	(2.43)	—	—	—	—
Net asset value at end of period	$30.23	$25.72	$30.84	$19.68	$18.21	$20.59
Total Return (%)	17.53[d]	(8.75)	56.71	8.07	(11.56)	26.79
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$66,039	$47,976	$70,493	$58,444	$60,141	$99,013
Ratio of gross expenses to average net assets (%)	1.51[c]	1.49	1.53	1.57	1.47	1.39
Ratio of net expenses to average net assets (%)[b]	1.51[c]	1.49	1.53	1.57	1.47	1.39
Ratio of net investment loss to average net assets (%)	(.85)[c]	(1.32)	(1.35)	(1.43)	(1.39)	(1.30)
Portfolio turnover rate (%)	104[d]	95	70	54	85	104

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	SMALL-CAP OPPORTUNITIES FUND
	Six Months Ended June 30, 2015 (Unaudited)	Years Ended December 31,
		2014	2013	2012	2011	2010
Net asset value at beginning of period	$14.32	$17.04	$12.08	$11.16	$11.61	$9.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.14)	(.26)	(.17)	(.20)	(.22)	(.17)
Net realized and unrealized gains (losses) on investments	2.68	(.64)	6.06	1.12	(.23)	2.69
Total from investment operations	2.54	(.90)	5.89	.92	(.45)	2.52
Redemption Fees[a]	—	—	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	—	(1.82)	(.93)	—	—	—
Net asset value at end of period	$16.86	$14.32	$17.04	$12.08	$11.16	$11.61
Total Return (%)	17.74[d]	(5.31)	48.87	8.24	(3.88)	27.72
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$13,141	$8,279	$9,392	$7,298	$7,579	$7,961
Ratio of gross expenses to average net assets (%)	2.01[c]	2.18	2.39	2.43	2.33	2.47
Ratio of net expenses to average net assets (%)[b]	2.00[c]	2.00	2.00	2.00	2.00	2.00
Ratio of net investment loss to average net assets (%)	(1.77)[c]	(1.62)	(1.18)	(1.61)	(1.87)	(1.80)
Portfolio turnover rate (%)	66[d]	107	134	99	129	165

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	CHINA OPPORTUNITIES FUND
	Six Months Ended June 30, 2015 (Unaudited)	Years Ended December 31,
		2014	2013	2012	2011	2010
Net asset value at beginning of period	$13.79	$16.83	$11.12	$8.70	$16.63	$17.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.01)	(.15)	(.08)	(.06)	(.11)	(.14)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	1.81	(.93)	6.68	2.48	(6.36)	3.06
Total from investment operations	1.80	(1.08)	6.60	2.42	(6.47)	2.92
Redemption Fees[a]	.01	.02	.01	—	.01	.02
Less dividends and distributions:
Distribution from net realized gains on investments	—	(1.88)	(.75)	—	(1.47)	(3.47)
Dividends from net investment income	—	(.10)	(.15)	—	—	(.11)
Total dividends and distributions	—	(1.98)	(.90)	—	(1.47)	(3.58)
Net asset value at end of period	$15.60	$13.79	$16.83	$11.12	$8.70	$16.63
Total Return (%)	13.13[d]	(6.27)	59.56	27.82	(38.72)	17.43
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$157,489	$166,614	$199,209	$119,940	$119,819	$292,934
Ratio of gross expenses to average net assets (%)	1.97[c]	1.93	2.07	2.15	2.08	1.97
Ratio of net expenses to average net assets (%)[b]	1.97[c]	1.93	2.07	2.15	2.08	1.97
Ratio of net investment loss to average net assets (%)	(.14)[c]	(.92)	(.59)	(.62)	(.76)	(.80)
Portfolio turnover rate (%)	39[d]	127	140	115	107	104

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	INTERNATIONAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2015 (Unaudited)	Years Ended December 31,
		2014	2013	2012	2011	2010
Net asset value at beginning of period	$18.56	$19.45	$12.74	$9.74	$11.61	$8.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)[a]	—	(.06)	(.01)	.09	.01	(.08)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	2.31	(.85)	6.99	3.12	(1.70)	2.80
Total from investment operations	2.31	(.91)	6.98	3.21	(1.69)	2.72
Redemption Fees[a]	—	.02	.02	—	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—	—	(.20)	—	—	—
Dividends from investment income	—	—	(.09)	(.21)	(.18)	(.08)
Total dividends and distributions	—	—	(.29)	(.21)	(.18)	(.08)
Net asset value at end of period	$20.87	$18.56	$19.45	$12.74	$9.74	$11.61
Total Return (%)	12.45[d]	(4.58)	55.01	32.96	(14.50)	30.37
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$583,662	$408,675	$166,487	$20,751	$15,230	$21,755
Ratio of gross expenses to average net assets (%)	1.84[c]	1.89	2.20	2.86	2.65	2.66
Ratio of net expenses to average net assets (%)[b]	1.60[c]	1.60	1.60	1.60	1.89	2.49
Ratio of net investment income (loss) to average net assets (%)	(.04)[c]	(.33)	(.05)	.86	.12	(.86)
Portfolio turnover rate (%)	122[d]	212[e]	176	280	257	160

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

e Excludes the value of portfolio securities delivered as a result of in-kind sales of the Fund's capital shares.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	ASIA OPPORTUNITIES FUND
	Six Months Ended June 30, 2015 (Unaudited)	Years Ended December 31,
		2014	2013	2012	2011	2010
Net asset value at beginning of period	$9.64	$9.93	$8.87	$7.57	$9.05	$7.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.06)	(.18)	(.14)	(.06)	(.09)	(.10)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	1.03	(.11)	1.20	1.36	(1.39)	1.16
Total from investment operations	.97	(.29)	1.06	1.30	(1.48)	1.06
Redemption Fees[a]	—	—	—	—	—	—
Net asset value at end of period	$10.61	$9.64	$9.93	$8.87	$7.57	$9.05
Total Return (%)	10.06[d]	(2.92)	11.95	17.17	(16.35)	13.27
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$5,484	$5,349	$6,027	$6,057	$6,430	$9,088
Ratio of gross expenses to average net assets (%)	4.94[c]	4.46	5.35	4.64	4.17	3.42
Ratio of net expenses to average net assets (%)[b]	2.49[c]	2.49	2.49	2.49	2.49	2.49
Ratio of net investment loss to average net assets (%)	(1.15)[c]	(1.82)	(1.45)	(.75)	(1.03)	(1.28)
Portfolio turnover rate (%)	91[d]	187	241	182	188	125

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Supplemental Information (Unaudited)

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Emerging Growth Fund, Micro-Cap Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 800-323-6166. It also appears on oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE OBERWEIS FUNDS

Supplemental Information (Unaudited)  (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expense Paid during Period* 1/1/15– 6/30/15	Expense Ratio during Period 1/1/15– 6/30/15
MICRO-CAP FUND
Actual	$1,000.00	$1,092.30	$9.44	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.77	$9.10	1.82%
EMERGING GROWTH FUND
Actual	$1,000.00	$1,175.30	$8.14	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.31	$7.55	1.51%
SMALL-CAP OPPORTUNITIES FUND
Actual	$1,000.00	$1,177.40	$10.80	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99	2.00%
CHINA OPPORTUNITIES FUND
Actual	$1,000.00	$1,131.30	$10.41	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.84	1.97%
INTERNATIONAL OPPORTUNITIES FUND
Actual	$1,000.00	$1,124.50	$8.43	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
ASIA OPPORTUNITIES FUND
Actual	$1,000.00	$1,100.60	$12.97	2.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.45	$12.42	2.49%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds

Micro-Cap Fund
Emerging Growth Fund
Small-Cap Opportunities Fund
China Opportunities Fund
International Opportunities Fund
Asia Opportunities Fund

800-245-7311

oberweisfunds.com

oberweisfunds.com

800-323-6166
630-577-2300

Shareholder Services
800-245-7311

3333 Warrenville Road
Suite 500
Lisle, IL 60532

SEMI-ANNUAL REPORT

Oberweis International Opportunities Institutional Fund (OBIIX)

June 30, 2015

oberweisfunds.com

1

PRESIDENT AND PORTFOLIO MANAGER’S LETTER

Dear Fellow Oberweis Funds Shareholder:

Thank you for your investment in the Oberweis International Opportunities Institutional Fund (OBIIX). This fund is managed by Ralf Scherschmidt and team. In the first half of 2015, the fund returned 12.71% versus 9.94% for its benchmark, the MSCI World Ex-US Small-Cap Growth Index.

PORTFOLIO HIGHLIGHTS

At quarter-end, the portfolio was invested in 93 stocks in 16 countries. Our top five country weightings (portfolio weighting versus the MSCI World ex-US Small Cap Growth Index) at the end of the quarter were Japan (27.8% vs. 27.4%), the United Kingdom (15.2% vs. 20.5%), Canada (10.6% vs. 9.5%), Denmark (6.4% vs. 2.4%), and Germany (5.6% vs. 5.3%). On a sector basis, the portfolio was overweight consumer discretionary (28.9% vs. 19.6%) and underweight financials (6.0% vs. 12.1%). In terms of top contributors at the country level, the portfolio benefitted from favorable stock selection in Germany (where our holdings returned 16.2% versus 3.0% for our benchmark), Spain (24.6% vs. 0.8%), Denmark (9.4% vs. 3.6%) and Australia (-3.3% vs. -6.4%). Stock selection detracted from performance in France (0.4% vs. 6.5%), Canada (2.4% vs. 4.2%), and the Netherlands (-9.5% vs. -1.3%). At the sector level, the portfolio benefitted by 89 bps from stock selection in Information Technology (10.5% vs. 3.1%). Consumer Discretionary stock selection (9.7% vs. 7.7%) added 58 bps and stock selection in Industrials (7.0% vs. 4.5%) added 47 bps. Stock selection in Health Care (-2.6% vs. 4.8%) detracted 83 bps from portfolio return.

Some of the top performers for the quarter included: Dialog Semiconductor Plc. (DLG GR), which returned +19.6% and contributed 46 basis points to portfolio return; Gamesa Corp. Technologica, S.A. (GAM SM), which returned +24.6% and contributed 41 bps; and Open House Co. Ltd. (3288 JP), which returned +42.7% and contributed 39 bps. Some of the leading detractors for the quarter included: Cyberagent Inc. (4751 JP), which returned -14.5% and detracted 30 bps; Zenkoku Hosho Co. Ltd. (7164 JP), which returned -11.4% and detracted 16 bps; and Dominion Diamond Corp. (DDC CN), which returned -16.3% and detracted 16 bps.

MARKET ENVIRONMENT

International equities benefitted from first quarter earnings that exceeded market expectations. Eurozone corporate earnings were better than expectations, with 73% of the companies within the EuroStoxx 600 index beating sales estimates. However, uncertainty on Greece’s membership in the European Union took center stage yet again, and the associated gamesmanship intensified into July. Even though Greece’s small size should make the problem theoretically navigable, the precedent that Greece may set for Italy and Spain will be closely observed. Clearly, the world is seeking to understand the ramification of an EU member default and the mechanics of the first potential exit from the European Union. Japan performed well thanks to the continued focus on shareholder value creation with the size of buybacks and dividends increasing.

Improving economic data spurred bond yields higher in both the U.S. and Europe. While yields in countries like Germany, Spain and Italy remain at historically low levels, they did still post relatively large moves higher during the quarter. The Euro was slightly stronger during the quarter, after multiple quarters of weakness. On the other hand, the Japanese Yen continued to weaken amid the accommodative monetary stance of the Bank of Japan.

2

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (continued)

OUTLOOK

We are bottom-up stock pickers, and most of our time is spent on finding undervalued companies. Still, as international managers we are certainly cognizant of the changing macro world. While Greece is likely to remain the driver of near-term sentiment, we continue to see a positive underlying backdrop for economic improvements in the Eurozone. We see money supply increasing thanks to relatively low credit costs supporting a pickup in manufacturing activity within the region. Such pickups in money supply and therefore manufacturing activity have historically been tied to earnings growth. Additionally, we see the potential for earnings at European corporations to improve over the next couple of years, after multiple years of difficult conditions. A weak euro, low energy prices, low borrowing costs and declining employment costs all provide tailwinds for European corporate earnings. In Japan, corporations should benefit from a marginally higher focus on driving higher internal rates of return, which has the potential to narrow the valuation gap between Japan and most other developed markets.

While it is difficult to forecast how the Greek situation will play out, we believe that in the event Greece exits, the ECB will further act to ensure that potential contagion is well contained. Instead, we think China presents more potential risk. We see clear concern that the local Chinese markets have moved too far, too fast, yet understand and appreciate that such markets may continue to do well given the Chinese government’s desire to stimulate the local economy through a strong equity market. That said, Chinese economic development remains lackluster at best and may poise risk for companies that sell industrial, automobile and luxury products to the local Chinese customers.

At the end of the second quarter we had a slight overweight in the Eurozone and Nordic region. While we remain positive on long-term earnings growth opportunity in Continental Europe, some names within the portfolio experienced positive share price performance and as a result, we have moved on in search of better opportunities. In Japan, we found many consumer-oriented opportunities during the quarter, as Japan is benefitting from strong inbound tourism and from better domestic demand. In Japan, wages continue to increase thanks to a tight labor market which is allowing consumption-related companies to produce better than expected earnings results. The United Kingdom remains our largest underweight on a country basis. Similar to prior recent quarters, on a relative basis, we have not seen as many ideas there, leading to an underweight allocation relative to our benchmark.

Overall, international equities in the developed world continue to offer attractive opportunities. Valuations have moved up slightly from the prior quarter but still remain attractive when considering the potential for higher earnings over the next couple of years. We appreciate your investment in The Oberweis Funds and are grateful for the trust you have shown us with your valuable investments.

Sincerely,

James W. Oberweis, CFA President	Ralf Scherschmidt Portfolio Manager

3

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (as of June 30, 2015)
Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund*	Expense Ratio**
OBIIX	5.20	2.45	N/A	N/A	N/A	1.02	1.10

* Life of Fund returns are from commencement of operations on 03/10/14 for the Fund

** Expense ratio is the total net annualized fund operating expense ratio as of 12/31/14. The expense ratio gross of any fee waivers or expense reimbursement was 1.39% the Fund. Oberweis Asset Management, Inc., the Fund’s investment advisor, has contractually agreed to reimburse Fund expenses through April 30, 2016 to the extent necessary that Total Annual Fund Operating Expenses for OBIIX exceed 1.10% of average net assets, respectively.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com for most recent month-end performance. The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to change.

The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax. MSCI World Index (Net) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance throughout the world.

4

Oberweis International Opportunities
Institutional Fund

At June 30, 2015 (Unaudited)

Asset Allocation (%)
Common Stocks	94.9
Commercial Paper	4.9
Other Assets in excess of Liabilities	0.2
100.0

Top Holdings (%)
Dialog Semiconductor PLC	2.2
Pandora A/S	2.1
Haseko Corp.	2.1
U-Blox AG	2.0
Gamesa Corp. Technologica SA	1.9
Sumitomo Chemical Co. Ltd.	1.8
Howden Joinery Group PLC	1.8
Teijin Ltd.	1.8
ICON PLC	1.7
Takeuchi Manufacturing Co. Ltd.	1.6
Other Holdings	81.0
100.0

Top Industries (%)
Household Durables	9.9
Chemicals	6.3
Machinery	5.0
Semiconductors & Components	4.8
Electronic Equipment & Instruments	4.5
Textiles – Apparel & Shoes	3.6
Electrical Equipment	3.5
Diversified Media	3.3
Containers & Packaging	3.1
Auto Components	3.0
Other Industries	53.0
100.0

5

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments June 30, 2015 (Unaudited)

	SHARES	VALUE
Equities – 94.9%
AUSTRALIA – 4.0%
Domino’s Pizza Enterprises Ltd.	95,800	$2,637,992
James Hardie Industries PLC	194,700	2,601,809
Orora Ltd.	1,573,600	2,537,477
Qantas Airways Ltd.*	880,600	2,146,976
		9,924,254
CANADA – 10.5%
Canadian Energy Services & Technology Corp.	395,500	2,279,904
CCL Industries, Inc.	20,072	2,461,994
Colliers International Group, Inc.	27,500	1,052,442
Cott Corp.	241,400	2,360,892
DIRTT Environmental Solutions Ltd.*	241,600	1,249,588
Dollarama, Inc.	58,900	3,569,840
Dominion Diamond Corp.	132,000	1,849,480
FirstService Corp.	31,500	875,645
Keyera Corp.	62,800	2,096,685
Linamar Corp.	39,100	2,539,465
Nevsun Resources Ltd.	298,600	1,123,635
Parex Resources, Inc.*	341,200	2,860,179
Secure Energy Services, Inc.	132,700	1,357,811
		25,677,560
CHINA – 1.4%
China Taiping Insurance Hldgs. Co. Ltd.*	975,629	3,505,246
DENMARK – 6.3%
Chr Hansen Hldg. A/S*	36,200	1,766,210
Genmab A/S*	44,704	3,887,943
Pandora A/S	48,800	5,243,234
Royal Unibrew A/S	46,360	1,585,076
Sydbank A/S	45,130	1,725,109
William Demant Hldg. A/S*	17,419	1,328,830
		15,536,402
FINLAND – 3.8%
Amer Sports OYJ*	77,700	2,070,268
Cargotec OYJ*	32,300	1,226,104
Cramo OYJ*	76,800	1,481,204
Huhtamaki OYJ	83,900	2,592,763
Outotec OYJ*	305,800	1,968,779
		9,339,118

See accompanying notes to the financial statements.

6

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments June 30, 2015 (Unaudited) (continued)

	SHARES	VALUE
FRANCE – 4.6%
APERAM SA*	59,600	$2,396,624
Ingenico Group SA	24,600	2,887,826
SEB SA	42,600	3,970,301
Teleperformance SA	29,600	2,091,139
		11,345,890
GERMANY – 5.5%
Aurelius AG	22,600	966,106
Dialog Semiconductor PLC*	101,700	5,497,696
KION Group AG	55,700	2,668,260
Sixt SE	32,900	1,428,418
Stroeer Media SE*	61,900	2,891,427
		13,451,907
HONG KONG – 0.5%
SmarTone Telecommuncations Hldgs. Ltd.	699,500	1,220,037
IRELAND – 1.8%
ICON PLC*	63,900	4,300,470
ITALY – 3.6%
Astaldi SpA	271,700	2,520,116
Brembo SpA	60,300	2,571,993
Moncler SpA	198,100	3,670,482
		8,762,591
JAPAN – 27.4%
Adastria Co. Ltd.*	81,200	2,906,042
Aida Engineering Ltd.	125,300	1,373,964
Alps Electric Co. Ltd.	111,000	3,423,826
Asahi Intecc Co. Ltd.	16,000	1,096,866
Daifuku Co. Ltd.*	192,500	2,964,926
Foster Electric Co. Ltd.	123,400	2,775,832
Haseko Corp.*	427,400	5,042,821
Kusuri No Aoki Co. Ltd.*	26,900	1,191,306
Mabuchi Motor Co. Ltd.	59,900	3,788,258
MISUMI Group, Inc.	218,100	3,097,257
Mitsuba Corp.*	84,800	2,231,123
Open House Co. Ltd.*	230,100	3,893,754
Sanwa Hldgs. Corp.*	300,500	2,531,483
Shimadzu Corp.	194,000	2,636,124
Shimizu Corp.*	179,000	1,507,938
Sosei Group Corp.*	26,300	1,525,759
Sumitomo Chemical Co. Ltd.*	730,000	4,390,081
Takeuchi Manufacturing Co. Ltd.	69,800	4,003,726
Teijin Ltd.	1,110,000	4,308,126
Temp Hldgs. Co. Ltd.	80,200	2,896,466
Trend Micro, Inc.*	109,700	3,755,714

See accompanying notes to the financial statements.

7

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments June 30, 2015 (Unaudited) (continued)

	SHARES	VALUE
Tsuruha Hldgs., Inc.	39,200	$3,052,466
Zojirushi Corp.	192,000	2,965,069
		67,358,927
NETHERLANDS – 1.2%
ASM International NV	27,700	1,280,160
Corbion NV	78,600	1,554,037
		2,834,197

SPAIN – 1.9%
Gamesa Corp. Technologica SA*	301,367	4,747,286
SWEDEN – 3.5%
Axfood AB*	95,100	1,518,865
Hexpol AB	184,600	1,902,806
Inwido AB	116,000	1,262,862
Meda AB	144,500	2,011,520
Mycronic AB	294,500	2,140,391
		8,836,444
SWITZERLAND – 2.5%
Forbo Hldg. AG	1,048	1,246,391
U-Blox AG	24,730	5,004,188
		6,250,579
UNITED KINGDOM – 16.4%
Abcam PLC	109,400	890,465
Ashtead Group PLC	50,400	870,358
ASOS PLC*	37,000	2,255,233
Auto Trader Group PLC*	354,200	1,696,976
Berkeley Group Hldgs. PLC*	38,500	2,024,214
Betfair Group PLC*	32,200	1,217,366
Crest Nicholson Hldgs. PLC	348,500	3,074,839
DCC PLC	46,100	3,621,936
Domino’s Pizza Group PLC	183,200	2,236,744
Essentra PLC	195,700	3,053,584
Greggs PLC	73,600	1,368,146
Howden Joinery Group PLC	539,700	4,388,667
IG Group Hldgs. PLC	218,100	2,558,323
John Wood Group PLC	79,600	806,131
Redrow PLC	449,000	3,124,797
Rightmove PLC	68,000	3,501,509
Virgin Money Hldgs. UK PLC*	514,800	3,563,316
		40,252,604
Total Equities
(Cost: $210,584,289)		$233,343,512

See accompanying notes to the financial statements.

8

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments June 30, 2015 (Unaudited) (continued)

	FACE AMOUNT	VALUE
Commercial Paper – 4.9%
Prudential Financial 0.35% due 07/02/2015	12,000,000	$12,000,000
Total Commercial Paper
(Cost: $12,000,000)		$12,000,000
Total Investments – 99.8%
(Cost: $222,584,289)		$245,343,512
Other Assets Less Liabilities – 0.2%		574,162
Net Assets – 100%		$245,917,674

Cost of investments is $224,178,571 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$26,825,964
Gross unrealized depreciation	(5,661,023)
Net unrealized appreciation	$21,164,941

* Non-income producing security during the period ended June 30, 2015

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	28.4%
Consumer Staples	5.1%
Energy	3.9%
Financials	7.4%
Health Care	6.1%
Industrials	20.1%
Information Technology	10.8%
Materials	12.6%
Telecommuncation Services	0.5%

See accompanying notes to the financial statements.

9

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statements of Assets and Liabilities June 30, 2015 (Unaudited)

ASSETS
Investment securities at value[a]	$245,343,512
Cash	4,164,877
Dividends and interest receivable	351,531
Prepaid expenses	21,254
Total Assets	249,881,174
LIABILITIES
Payable for securities purchased	3,754,314
Payable to advisor (see note 2)	164,068
Accrued expenses	45,118
Total Liabilities	3,963,500
NET ASSETS	$245,917,674
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	24,318,689
Net asset value, offering price and redemption price	$10.11
ANALYSIS OF NET ASSETS
Capital	$233,287,245
Accumulated net investment income	805,072
Accumulated net realized losses on investments and foreign currency transactions	(10,930,042)
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	22,755,399
Net Assets	$245,917,674
[a] Investment securities at cost	$222,584,289

See accompanying notes to the financial statements.

10

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statements of Operations Period Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$11,876
Dividends[a]	2,414,099
Total Income	2,425,975
EXPENSES
Investment advisory fees (see note 2)	1,084,407
Transfer agent fees and expenses	40,990
Custodian fees and expenses	185,176
Other	59,069
Total expenses before reimbursed expenses	1,369,642
Earnings credit (see note 5)	(1,176)
Expense reimbursement (see note 2)	(175,618)
Total Expenses	1,192,848
NET INVESTMENT INCOME	1,233,127
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	7,237,125
Net realized losses on foreign currency transactions	(62,618)
Net realized gains on investment and foreign currency transactions	7,174,507
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	16,887,409
Net realized/unrealized gains on investments and foreign currencies	24,061,916
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,295,043

a Dividends are net of foreign withholding tax of $357,630

See accompanying notes to the financial statements.

11

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014*
FROM OPERATIONS
Net investment income	$1,233,127	$93,104
Net realized gains (losses) on investments and foreign currency transactions	7,174,507	(18,232,742)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	16,887,409	5,867,990
Net increase (decrease) in net assets resulting from operations	25,295,043	(12,271,648)
FROM DISTRIBUTIONS
Distributions from net investment income	—	(396,444)
Net decrease in net assets from distributions	—	(396,444)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	45,176,329	194,307,457
Proceeds from reinvestment of distributions	—	370,568
Redemption of shares	(3,545,014)	(3,018,617)
Net increase from capital share transactions	41,631,315	191,659,408
Total increase in net assets	66,926,358	178,991,316
NET ASSETS
Beginning of period	178,991,316	—
End of period	$245,917,674	$178,991,316
ACCUMULATED NET INVESTMENT INCOME (LOSS)	$805,072	$(377,205)
TRANSACTIONS IN SHARES
Shares sold	4,723,028	20,243,585
Shares issued in reinvestment of distributions	—	40,947
Less shares redeemed	(358,013)	(330,858)
Net increase from capital share transactions	4,365,015	19,953,674

* For the period from March 10, 2014 (commencement of operations) through December 31, 2014

See accompanying notes to the financial statements.

12

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2015 (Unaudited)

1. Significant Accounting Policies

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis International Opportunities Institutional Fund is one fund in a series issued by the Trust.

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis International Opportunities Institutional Fund holds foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Fund, the Fund will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

13

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2015 (Unaudited)   (continued)

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Fund utilizes the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2015:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks
Total Asia	$72,084,210	$—	$—
Total Australia	9,924,254	—	—
Total Europe	125,657,488	—	—
Total North America	25,677,560	—	—
Commercial Paper	—	12,000,000	—
Total Investments	$233,343,512	$12,000,000	$—

The Fund’s assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

Significant transfers between Levels 1 and 2 included securities valued at $134,899,036 at June 30, 2015. These movements were primarily the result of certain foreign securities using a systematic fair value model at December 31, 2014 but not at June 30, 2015.

Foreign Currency Transactions.  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.

14

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2015 (Unaudited)   (continued)

In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal Income taxes and dividends to shareholders.  It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2014. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

For the year ended December 31, 2014, permanent book and tax differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Funds’ net assets.

The tax character of distributions paid during the year ended December 31, 2014 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$396,444	$—	$396,444

15

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2015 (Unaudited)   (continued)

As of December 31, 2014, International Opportunities Institutional Fund had the following net capital loss carryforward to offset future net capital gains, if any, to the extent provided by treasury regulations:

Not Subject to Expiration
International Opportunities Institutional Fund	$9,986,282

The capital loss carryover is subject to certain limitations upon availability to offset future gains, if any, due to the ownership change limitations set forth in Internal Revenue Code Section 382.

Post-October capital losses and qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2014, the International Opportunities Institutional Fund deferred to January 1, 2015, the following post-October capital losses and qualified late-year losses:

	Post-October Capital Losses	Qualified Late-Year Ordinary Losses
International Opportunities Institutional Fund	$4,750,567	$228,481

As of December 31, 2014 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income (Deficit)	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation on Investments	Unrealized Appreciation Foreign Currency Translations
International Opportunities Institutional Fund	$—	$—	$(14,965,330)	$2,303,177	$(2,462)

Accumulated capital and other losses consists of capital loss carryovers, qualified late-year ordinary losses and post-October capital losses. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and as of December 31, 2014, open federal tax years included the tax years ended 2014. The Funds have no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

16

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2015 (Unaudited)   (continued)

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Fund has written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Fund’s investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Fund’s principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory and management services to the International Opportunities Institutional Fund. The International Opportunities Institutional Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00% of average daily net assets. For the period ended June 30, 2015, the International Opportunities Institutional Fund incurred investment advisory and management fees totaling $1,084,407.

Expense reimbursement.  OAM is contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Institutional Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.10% expressed as a percentage of the Funds’ average daily net assets. For the period ended June 30, 2015 OAM reimbursed the International Opportunities Institutional Fund in the amount of $175,618.

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2015, the Trust made no direct payments to its officers and paid $26,000 to its unaffiliated trustees.

Affiliated Commissions.  For the period ended June 30, 2015, the International Opportunities Institutional Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2015, other than options written and short-term obligations, aggregated $290,263,822 and $253,395,903, respectively. The Fund did not hold government securities during the period ended June 30, 2015.

The Fund may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Fund may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains

17

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2015 (Unaudited)   (continued)

or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Fund did not write covered call options for the period ended June 30, 2015.

4. Redemption fee

The Oberweis International Opportunities Institutional Fund is designed for long-term investors. To discourage market timers, redemptions of shares within 90 days of purchase are subject to a 2% redemption fee of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Fund for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Fund were $11,056, for the period ended June 30, 2015, and were recorded as a reduction of the cost of shares redeemed in the statement of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2015, the Fund received credits of $1,176. The Fund incurred interest charges of $903, which is included in custodian fees and expenses in the statement of operations.

6. Subsequent events

The Fund has evaluated subsequent events through the date the financial statements were issued and determined that no events have occurred that require disclosure.

18

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Six Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014[a]
Net asset value at beginning of period	$8.97	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[b]	.05	.01
Net realized and unrealized gains (losses) on investments	1.09	(1.02)
Total from investment operations	1.14	(1.01)
Redemption Fees[b]	—[g]	—[g]
Less distributions:
Distributions from net investment income	—	(.02)
Net asset value at end of period	$10.11	$8.97
Total Return (%)	12.71[e]	(10.10)[e]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$245,918	$178,991
Ratio of gross expenses to average net assets (%)	1.26[d]	1.39[d]
Ratio of net expenses to average net assets (%)[c]	1.10[d]	1.10[d]
Ratio of net investment income to average net assets (%)	1.14[d]	.11[d]
Portfolio turnover rate (%)	124[e]	152[e,f]

Notes:

a For the period from March 10, 2014 (commencement of operations) through December 31, 2014.

b The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

d Annualized.

e Not annualized.

f Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund’s capital shares.

g Less than $0.005 per share.

19

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (Unaudited)

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the International Opportunities Institutional Fund’s portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 800-323-6166. It also appears on oberweisfunds.com and in the Fund’s Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Oberweis International Opportunities Institutional Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

20

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (Unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expense Paid during Period* 1/1/15– 6/30/15	Expense Ratio during Period 1/1/15– 6/30/15
Actual	$1,000.00	$1,127.10	$5.80	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

21

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

International Opportunities Institutional Fund

800-245-7311

oberweisfunds.com

oberweisfunds.com

800-323-6166
630-577-2300

Shareholder Services
800-245-7311

3333 Warrenville Road
Suite 500
Lisle, IL 60532

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: are attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 9/8/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 9/8/2015

By (Signature and Title*)	/s/ Patrick B. Joyce Patrick B. Joyce Executive Vice President and Treasurer, The Oberweis Funds

Date 9/8/2015

/*/ Print the name and title of each signing officer under his or her signature.